As filed with the Securities and Exchange Commission on December 13, 2006

                                                             File No. __________


--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X /

                         Pre-Effective Amendment No.                    / /

                        Post-Effective Amendment No.                   / /



                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

         One National Life Drive                                    05604
           Montpelier, Vermont                                    (Zip Code)
(Address of Principal Executive Offices)

                                 (802) 229-7410
              (Registrant's Telephone Number, including Area Code)

                              ---------------------

          Kerry A. Jung, Esq.                                 Copy to:
  c/o Sentinel Asset Management, Inc.                 John A. MacKinnon, Esq.
        One National Life Drive                          Sidley Austin LLP
       Montpelier, Vermont 05604                         787 Seventh Avenue
(Name and Address of Agent for Service)               New York, New York 10019

                              ---------------------


It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.


Title of securities being registered: Common Stock, par value $.01 per share


No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

                        SENTINEL CAPITAL OPPORTUNITY FUND
                     A SERIES OF SENTINEL GROUP FUNDS, INC.

                             One National Life Drive
                              Montpelier, VT 05604

January 29, 2007

Dear Shareholder:

A Special Meeting of Shareholders of the Sentinel Capital Opportunity Fund will be held at One National Life Drive, Montpelier, VT 05604 on March 16, 2007 at 10:00 a.m., Eastern Time. Enclosed is a combined Proxy Statement/Prospectus, which contains an important proposal for you to consider. You are eligible to vote the proposal because you were a shareholder of record of the Sentinel Capital Opportunity Fund, a series of Sentinel Group Funds, Inc., at the close of the market on the New York Stock Exchange on January 2, 2007.

The Sentinel Group Funds, Inc. Board of Directors has proposed that the Sentinel Capital Opportunity Fund be reorganized with and into the Sentinel Capital Growth Fund, each a series of Sentinel Group Funds, Inc., in a tax-free reorganization. If the shareholders of the Sentinel Capital Opportunity Fund approve the Reorganization, they will become shareholders of the Sentinel Capital Growth Fund. No sales charges or redemption fees will be imposed in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the Sentinel Capital Opportunity Fund shareholders to recognize any federally taxable gains or losses. However, the Sentinel Capital Opportunity Fund will declare a dividend just prior to the Reorganization, which may result in taxable income to the Fund's shareholders.

The Sentinel Capital Opportunity Fund seeks long-term capital appreciation by normally investing at least 65% of its net assets in "growth" stocks of large-capitalization companies (companies with a capitalization of $5 billion or more) that are listed on U.S. exchanges or in the over-the-counter market. The Sentinel Capital Growth Fund seeks long-term growth of capital and, secondarily, current income by normally investing primarily in a broad range of common stocks of companies that Sentinel Asset Management, Inc. believes have above-average growth potential.

The Board has determined that the Reorganization is in the best interests of Sentinel Group Funds, Inc. and Sentinel Capital Opportunity Fund and its shareholders, and recommends that you vote FOR the Reorganization of the Sentinel Capital Opportunity Fund.

The enclosed materials provide more information. Please read this information carefully and call us at 1-800-282-3863 if you have any questions. Your vote is important to us, no matter how many shares you own.

After you review the enclosed materials, we ask that you vote FOR the Reorganization of the Sentinel Capital Opportunity Fund.

Sincerely,

/s/ THOMAS H. MACLEAY
---------------------
Thomas H. MacLeay
Chairman

                              QUESTIONS AND ANSWERS

                           YOUR VOTE IS VERY IMPORTANT

Q. On what am I being asked to vote at the upcoming Special Meeting of Shareholders on March 16, 2007?

A. Shareholders of the Sentinel Capital Opportunity Fund are being asked to approve its reorganization with and into the Sentinel Capital Growth Fund

Q.   Has the Board of Directors approved the reorganization?

A. The Board of Directors has agreed that the reorganization is in the shareholders' best interests and recommends that you vote in favor of the reorganization.

Q.   How will the reorganization affect me as a shareholder?

A.   You will become a shareholder of the Sentinel Capital Growth Fund.

Q.   What is the timetable for the reorganization?

A. If approved by shareholders at the meeting, the reorganization is expected to take effect on or about March 30, 2007.

Q.   Who will pay for the reorganization?

A. Sentinel Asset Management, Inc. and/or an affiliate has agreed to pay for costs related to the reorganization, such as the costs related to the printing and mailing of this proxy statement, holding the shareholder meeting and the tabulation of votes. The Sentinel Capital Growth Fund is responsible for the costs of qualifying its shares in the various states.

Q.   What will I receive in exchange for my current shares?

A. If you own Sentinel Capital Opportunity Fund Class A or Class B shares, an account will be created for you that will be credited Sentinel Capital Growth Fund Class A shares with an aggregate value equal to the value of your Sentinel Capital Opportunity Fund Class A or Class B shares at the time of the reorganization. If you own Sentinel Capital Opportunity Fund Class C shares, an account will be created for you that will be credited Sentinel Capital Growth Fund Class C shares with an aggregate value equal to the value of your Sentinel Capital Opportunity Fund Class C shares at the time of the reorganization. Although the value in your account will be the same, you may receive a greater or lesser number of shares. No physical share certificates will be issued to you. All stock certificates for shares of the Sentinel Capital Opportunity Fund will be cancelled.

Q.   Will the reorganization result in any federal tax liability to me?

A. The reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. However, the Sentinel Capital Opportunity Fund will declare a dividend just prior to the reorganization, which may result in taxable income to the Fund's shareholders.

Q. Can I exchange or redeem my Sentinel Capital Opportunity Fund shares before the reorganization takes place?

A. Yes. You may exchange the Sentinel Capital Opportunity Fund shares for appropriate shares of another Sentinel Fund, or redeem your shares, at any time before the reorganization takes place, as set forth in the Sentinel Capital Opportunity Fund's Prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares and may be a taxable transaction. In addition, you will be charged any applicable contingent deferred sales charge or redemption fee on your exchange or redemption.

Q. What will happen to my active Automatic Investment Plan or Systematic Withdrawal Plan?

A. All account options, including Automatic Investment Plans, Systematic Withdrawal Plans and Bank Instructions, will automatically be copied to your new account.

Q. Will I be able to count the holding period of my Sentinel Capital Opportunity Fund Class B or Class C shares toward any contingent deferred sales charge on the new shares I receive in the reorganization?

A. All holders of Class B shares of the Sentinel Capital Opportunity Fund will receive Class A shares of the Sentinel Capital Growth Fund, which will not be subject to any contingent deferred sales charge. The Class C shares of the Sentinel Capital Growth Fund issued in the reorganization will retain both the holding period and the contingent deferred sales charge schedule of the corresponding Class C shares of the Sentinel Capital Opportunity Fund for which they were exchanged.

Q.   What happens if shareholders do not approve the reorganization?

A. If the reorganization is not approved, you will remain a shareholder of the Sentinel Capital Opportunity Fund.

Q.   I don't own very many shares. Why should I bother to vote?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote, the Fund may not receive sufficient votes to hold the meeting or approve the reorganization.

Q.   Who is entitled to vote?

A. Any person who owned shares of the Sentinel Capital Opportunity Fund on the record date, which was the close of business on the New York Stock Exchange on January 2, 2007, is entitled to vote on the Reorganization - even if that person later sells the shares. You may cast one vote for each share of the Sentinel Capital Opportunity Fund you owned on the record date.

Q.   How can I vote?

A. Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by telephone, Internet or mail. You may also vote by completing a ballot at the meeting.

                        SENTINEL CAPITAL OPPORTUNITY FUND
                     A SERIES OF SENTINEL GROUP FUNDS, INC.

                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                                 1-800-282-3863

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 16, 2007

A Special Meeting of Shareholders ("Meeting") of the Sentinel Capital Opportunity Fund, a series of Sentinel Group Funds, Inc. ("Corporation") will be held on March 16, 2007 at One National Life Drive, Montpelier, VT 05604 at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below. Proposal 1, if approved by shareholders of the Sentinel Capital Opportunity Fund ("Capital Opportunity Fund"), will result in the transfer of assets and liabilities of the Capital Opportunity Fund to the Sentinel Capital Growth Fund ("Capital Growth Fund") in return for shares of the Capital Growth Fund.

PROPOSAL 1: To approve the reorganization of the Capital Opportunity Fund in accordance with the Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

Shareholders of record of the Capital Opportunity Fund as of the close of the market on the New York Stock Exchange on January 2, 2007 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting. Proposal 1 will be effected only if the shareholders of the Capital Opportunity Fund vote to approve the Proposal.

                             YOUR VOTE IS IMPORTANT.
             PLEASE AUTHORIZE YOUR PROXY BY TELEPHONE OR INTERNET OR
                COMPLETE, SIGN, DATE AND RETURN YOUR PROXY CARD.

              -----------------------------------------------------

AS A SHAREHOLDER OF THE CAPITAL OPPORTUNITY FUND, YOU ARE ASKED TO ATTEND THE MEETING EITHER IN PERSON OR BY PROXY. WE URGE YOU TO VOTE BY PROXY. YOUR PROMPT AUTHORIZATION OF A PROXY WILL HELP ASSURE A QUORUM AT THE MEETING AND AVOID ADDITIONAL EXPENSES ASSOCIATED WITH FURTHER SOLICITATION. AUTHORIZING A PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE MEETING. YOU MAY REVOKE YOUR PROXY BEFORE IT IS EXERCISED BY SUBMITTING TO THE SECRETARY OF SENTINEL GROUP FUNDS, INC. A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY SIGNED PROXY CARD, OR BY ATTENDING THE MEETING AND VOTING IN PERSON. A PRIOR PROXY CAN ALSO BE REVOKED BY AUTHORIZING A SUBSEQUENT PROXY BY TELEPHONE OR THROUGH THE INTERNET.

              -----------------------------------------------------

By Order of the Board of Directors,


Kerry A. Jung
Secretary

Montpelier, Vermont
January 29, 2007

                           PROXY STATEMENT/PROSPECTUS

                             DATED JANUARY 29, 2007

                        RELATING TO THE REORGANIZATION OF

                        SENTINEL CAPITAL OPPORTUNITY FUND
                                  WITH AND INTO
                          SENTINEL CAPITAL GROWTH FUND

                   EACH A SERIES OF SENTINEL GROUP FUNDS, INC.

                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604

THIS PROXY STATEMENT/PROSPECTUS IS FURNISHED IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF DIRECTORS ("BOARD") OF SENTINEL GROUP FUNDS, INC., A MARYLAND CORPORATION ("CORPORATION"), ON BEHALF OF ITS SERIES, THE SENTINEL CAPITAL OPPORTUNITY FUND ("CAPITAL OPPORTUNITY FUND") IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS ("MEETING") TO BE HELD ON MARCH 16, 2007, AT 10:00 A.M., EASTERN TIME, AT ONE NATIONAL LIFE DRIVE, MONTPELIER, VT 05604 OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING. At the Meeting, shareholders of the Capital Opportunity Fund will be asked to consider and approve a proposed reorganization of the Fund ("Reorganization"), as described in the Plan of Reorganization dated December 8, 2006 ("Reorganization Plan"), of the Corporation on behalf of the Capital Opportunity Fund and Capital Growth Fund. The Capital Opportunity Fund and Capital Growth Fund are sometimes referred to individually as a "Fund" and collectively as the "Funds." A copy of the Reorganization Plan is attached as Exhibit A.

PROPOSAL 1: To approve the reorganization of the Capital Opportunity Fund in accordance with the Plan of Reorganization and the transactions it contemplates, as described in this Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

The Reorganization Plan provides for (i) the transfer of the Capital Opportunity Fund's assets and liabilities to the Capital Growth Fund and (ii) the issuance of shares of the Capital Growth Fund to shareholders of the Capital Opportunity Fund. The transfer is expected to occur as of the close of the market on the New York Stock Exchange ("NYSE") ("Effective Time") on March 30, 2007 ("Closing Date").

Immediately after the transfer of each of the Capital Opportunity Fund's assets and liabilities, each holder of shares in the Capital Opportunity Fund, as of the Effective Time of the Reorganization, will receive a number of shares of the Capital Growth Fund with the same aggregate value as the shares held in the Sentinel Capital Opportunity Fund as of the Effective Time.

The Capital Growth Fund offers Class A and Class C shares. Holders of Class A and Class B shares of the Capital Opportunity Fund will receive an amount of Class A shares of the Capital Growth Fund equal in value to their Capital Opportunity Fund shares. Holders of Class C shares of the Capital Opportunity Fund will receive an amount of Class C shares of the Capital Growth Fund equal in value to their Capital Opportunity Fund shares. Capital Opportunity Fund Class B shareholders will no longer be subject to any contingent deferred sales charge ("CDSC") after the Reorganization.

The Funds are both series of the Corporation, an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). Currently, each Fund is advised by Sentinel Asset Management, Inc. ("SAM"). Sentinel Financial Services, Inc. ("SFSI") is the principal underwriter and Sentinel Administrative Services, Inc. ("SASI") is the transfer agent and administrator for each Fund, and every other mutual fund for which SAM serves as investment advisor.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Capital Opportunity Fund should know before voting on the Reorganization, and it should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 29, 2007, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Capital Opportunity Fund and the Capital Growth Fund, see the Prospectus and Statement of Additional Information dated March 30, 2006, as they may be amended and/or supplemented, which have been filed with the SEC and which are (with respect to the Capital Opportunity Fund) incorporated by reference into this Proxy Statement/Prospectus.

Copies of the Funds' Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

       This Proxy Statement/Prospectus is expected to be sent to shareholders on or about January 29, 2007.

            THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
                   OR PASSED UPON THE ADEQUACY OF THIS PROXY
 STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

SYNOPSIS.....................................................................3

     The Reorganization......................................................

     Board Recommendation....................................................

     The Corporation.........................................................

     Fees and Expenses.......................................................

     Investment Advisor and Portfolio Manager................................

     Comparison of Principal Investment Objectives,
        Strategies and Policies..................................

     Distribution and Shareholder Servicing Arrangements.....................

     Comparison of Purchase, Redemption and Exchange Policies
        and Procedures.................................

     Distribution Policy: Dividend and Capital Gains Distributions...........

COMPARISON OF PRINCIPAL INVESTMENT RISKS.....................................

     Risks...................................................................

     Significant Differences.................................................

INFORMATION RELATING TO THE REORGANIZATION...................................

     Description of the Reorganization.......................................

     Costs of the Reorganization.............................................

     Federal Income Taxes....................................................

     Capitalization..........................................................

REASONS FOR THE REORGANIZATION...............................................

SHAREHOLDER RIGHTS...........................................................

     General Information.....................................................

     Authorized Shares........................................................

     Voting Rights...........................................................

     Shareholder Meetings....................................................

     Election and Term of Directors..........................................

     Shareholder Liability...................................................

     Director Liability and Indemnification..................................

MORE INFORMATION ABOUT THE FUNDS.............................................

     Financial Highlights....................................................

BOARD RECOMMENDATION.........................................................

VOTING MATTERS...............................................................

     General Information.....................................................

     Voting Rights and Required Vote.........................................

     Record Date and Outstanding Shares......................................

     Security Ownership of Certain Beneficial Owners and Management..........

OTHER BUSINESS...............................................................

SHAREHOLDER INQUIRIES........................................................

EXHIBIT A - PLAN OF REORGANIZATION...........................................A-1

EXHIBIT B - ADDITIONAL INFORMATION ABOUT THE CAPITAL GROWTH FUND.............B-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Capital Opportunity Fund with those of the Capital Growth Fund. It is a summary of some information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the Funds' Prospectus, as it may be amended and/or supplemented.

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Plan (attached as Exhibit A), the Capital Opportunity Fund will transfer all of its assets and liabilities to the Capital Growth Fund in exchange for shares of such Capital Growth Fund. Holders of Class A and Class B shares of the Capital Opportunity Fund will receive an amount of Class A shares of the Capital Growth Fund equal in value to their Capital Opportunity Fund shares. Holders of Class C shares of the Capital Opportunity Fund will receive an amount of Class C shares of the Capital Growth Fund equal in value to their Capital Opportunity Fund shares. Shares of the Capital Opportunity Fund will be cancelled. None of the transactions will be subject to any front-end or contingent deferred sales charges or redemption fees. The result of the Reorganization is that shareholders of the Capital Opportunity Fund will become shareholders of the Capital Growth Fund. The Reorganization will affect your right to purchase and redeem shares, to exchange among other Sentinel Funds with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions.

TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Capital Opportunity Fund will not recognize a gain or a loss for federal income tax purposes in the transactions contemplated by the Reorganization. However, the Capital Opportunity Fund will declare a dividend just prior to its Reorganization, which may result in taxable income to the Capital Opportunity Fund's shareholders.

RISK FACTORS. There are no materials differences in the principal investment risks of the Funds.

BOARD RECOMMENDATION. The Board, including the Directors who are not "interested persons" within the meaning of Section 2(a) (19) of the 1940 Act ("Independent Directors"), has concluded that the Reorganization is advisable and in the best interests of the Corporation and the Capital Opportunity Fund and its shareholders, and that the interests of existing shareholders in the Fund would not be diluted as a result of the transactions contemplated by the Reorganization.

           THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

THE CORPORATION. The Funds are series of the Corporation, an open-end management investment company, which was originally organized as a Delaware corporation on December 5, 1933 and was reorganized as a Maryland corporation on February 28, 1973. The Corporation offers redeemable shares in different classes and/or series. The Capital Opportunity Fund offers Class A, Class B and Class C shares. However, Class B shares are closed to all purchases except exchanges. The Capital Growth Fund offers Class A and Class C shares.

FEES AND EXPENSES. As an investor, you pay fees and expenses to buy and hold shares of the Fund. You may pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. The PRO FORMA line items show expenses of the Capital Growth Fund as if the Reorganization had occurred on the first day of the Fund's fiscal year ended November 30, 2005. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund's fiscal period ended November 30, 2005. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.


Shareholder Fees

                         MAXIMUM SALES CHARGE   MAXIMUM CDSC   MAXIMUM CDSC
FUND                     (CLASS A)              (CLASS B)      (CLASS C)          REDEMPTION FEE
------------------------ ---------------------- ------------- -------------- ----------------------

                                                                             1% on shares held for
Capital Opportunity      5.00%(1)               4.00%(2)      1.00%          15 days or less
                                                                             1% on shares held for
Capital Growth           5.00%(1)               -             1.00%          15 days or less
------------------------ ---------------------- ------------- -------------- ----------------------


Annual Fund Operating Expenses

FUND                                MANAGEMENT   12B-1       OTHER       TOTAL ANNUAL FUND
                                    FEE(3)       FEE         EXPENSES    OPERATING EXPENSES
----------------------------------- ------------ ---------- ----------- -------------------

Capital Opportunity
   Class A                            0.70%       0.30%(9)    0.35%         1.35%
   Class B                            0.70%       1.00%       0.65%         2.35%
   Class C                            0.70%       1.00%       0.72%         2.42%
Capital Growth
   Class A                            0.70%       0.30%       0.20%         1.20%(4)
   Class C                            0.70%       1.00%       0.60%         2.30%(4)
PRO FORMA - Capital Growth(5)
   Class A                            0.70%       0.30%       0.14%         1.14%(4)
   Class C                            0.70%       1.00%       0.51%         2.21%(4)
----------------------------------- ------------ ---------- ----------- -------------------

(1) If you redeem by wire transfer, we assess a wire charge of $20.00. In addition, you pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
(2) The maximum deferred sales charge is imposed on shares redeemed in the first two years after purchase. For shares held longer than two years, or longer than one year for purchases over $250,000 in both Funds, the deferred sales charge declines.
(3) Each of the Capital Growth and Capital Opportunity Funds pays an advisory fee at the rate of 0.70% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion.
(4) Total Annual Fund Operating Expenses for the Capital Growth Fund are estimated for the current fiscal year. SAM has agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses of the Class A shares of the Capital Growth Fund will be no more than 1.75% until March 2008. The other classes of shares of the Fund will benefit from this arrangement to the extent SAM waives its management fee to meet this commitment.
(5)  Assuming the impact of the Reorganization.


Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below. NOTE THAT THE AMOUNTS SHOWN DO NOT REFLECT THE WAIVERS OR REIMBURSEMENTS.

FUND/CLASS                              1 YEAR    3 YEARS    5 YEARS   10 YEARS

--------------------------------------------------------------------------------
Capital Opportunity(1)
   Class A                                $631       $906     $1,202     $2,043
   Class B (if you redeem)                 638      1,033      1,455      2,206
   Class B (if you do not redeem)          238        733      1,255      2,206
   Class C (if you redeem)                 345        755      1,291      2,756
   Class C (if you do not redeem)          245        755      1,291      2,756
Capital Growth(2)
   Class A                                 616        862      1,127      1,882
   Class C (if you redeem)                 333        718      1,230      2,636
   Class C (if you do not redeem)          233        718      1,230      2,636
PRO FORMA - Capital Growth2, (3)
   Class A                                 610        844      1,096      1,817
   Class C (if you redeem)                 324        691      1,185      2,544
   Class C (if you do not redeem)          224        691      1,185      2,544
--------------------------------------------------------------------------------
(1) The Examples are based on the Fund's 2005 fiscal year restated as if the advisory fee schedule effective December 19, 2005 had been in place on December 1, 2004. The Funds' Examples have also been restated as if the reorganization involving the Capital Opportunity Fund and the Sentinel Growth Index Fund effective September 23, 2005 had occurred on December 1, 2004.
(2) Because the Capital Growth Fund was first offered on March 17, 2006, the Fund's Examples are estimated.
(3)  Assuming the impact of the Reorganization.

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS. SAM is the investment advisor to each of the Funds and is registered as an investment advisor under the 1940 Act. SAM is an indirectly wholly owned subsidiary of National Life Holding Company. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

As compensation for its advisory services, each Fund pays SAM a management fee at the annual rate specified below of the average daily net assets of the Fund.

ADVISORY FEE RATE                       AVERAGE DAILY NET ASSETS
0.70%                                   First $500 million
0.65%                                   Next $300 million
0.60%                                   Next $200 million
0.50%                                   Next $1 billion
0.40%                                   In excess of $2 billion


SAM's staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. All of the teams include additional portfolio managers and a number of analysts.

Ms. Bramwell manages both the Capital Growth Fund and the Capital Opportunity Fund. Ms. Bramwell has been associated with SAM since March 2006. She has managed the Capital Opportunity Fund since April 1, 2006 and has managed the Capital Growth Fund or its predecessor since its inception in 1994. Prior to joining SAM, Ms. Bramwell was the Chief Executive Officer of Bramwell Capital Management, Inc., which she founded in 1994, and the Chair, President and Chief Investment Officer of The Bramwell Funds, Inc. Ms. Bramwell holds the Chartered Financial Analyst designation.

The Funds' statement of additional information provides additional information about her compensation, other accounts managed by her and her ownership of Fund shares.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES. This section will help you compare the principal investment objectives and policies of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' Prospectus, as it may be amended and/or supplemented.

CAPITAL OPPORTUNITY FUND                        CAPITAL GROWTH FUND
PRINCIPAL INVESTMENT OBJECTIVE                  PRINCIPAL INVESTMENT OBJECTIVE
------------------------------                  ------------------------------
Seeks long-term capital appreciation.           Seeks long-term growth of
                                                capital and, secondarily,
                                                current income.

PRINCIPAL INVESTMENT STRATEGIES                 PRINCIPAL INVESTMENT STRATEGIES
-------------------------------                 -------------------------------
Invests at least 65% of its net assets          Normally invests primarily in a
in "growth" stocks of large-capitalization      broad range of common stocks of
companies that are listed on U.S. exchanges     companies that SAM believes have
or in the over-the-counter market.              above-average growth potential.
Large-capitalization companies are
companies with a capitalization of $5
billion or more. Income is not an important factor in selecting investments.

CAPITAL OPPORTUNITY FUND
------------------------
SAM attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, SAM looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. SAM utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Fund's current income objective, SAM also analyzes a company's dividend-paying characteristics when selecting investments. Fundamental research, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts, is synthesized and analyzed to develop financial and valuation models for each individual company in an attempt to project future sales and earnings growth, potential and relative valuations and to facilitate informed investment decisions. SAM expects to sell Fund holdings when the valuation of the underlying company relative to its future growth rate appears to have become excessive, the fundamentals of a company are perceived to be deteriorating, or more attractive alternative investments surface.

CAPITAL GROWTH FUND
-------------------
SAM attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, SAM looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. SAM utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Fund's current income objective, SAM also analyzes a company's dividend-paying characteristics when selecting investments. Fundamental research, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts, is synthesized and analyzed to develop financial and valuation models for each individual company in an attempt to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions. SAM expects to sell Fund holdings when the valuation of the underlying company relative to its future growth rate appears to have become excessive, the fundamentals of a company are perceived to be deteriorating, or more attractive alternative investments surface.

CAPITAL OPPORTUNITY FUND
------------------------
The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Up to 25% of the Fund's assets may be invested in securities within a single industry.

The Fund may invest without limitation in foreign securities where they are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars. It may also invest up to 20% of its total assets invested in other foreign securities.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant such investment. Such action is an attempt to protect the Fund's assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.


CAPITAL GROWTH FUND
-------------------
Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Up to 25% of the Fund's assets may be invested in securities within a single industry.

The Fund may invest up to 25% of its net assets in stocks of foreign issuers, although only where they are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant such investment. Such action is an attempt to protect the Fund's assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.


PRIMARY DIFFERENCE. The primary differences between the Funds are (1) unlike the Capital Opportunity Fund, the Capital Growth Fund has a secondary objective of current income, (2) unlike the Capital Opportunity Fund, the Capital Growth Fund is not required to invest at least 65% of its net assets in companies with capitalization of $5 billion or more (although the Capital Growth Fund does invest substantially in large-capitalization companies), (3) historically, the Capital Opportunity Fund's strategy has resulted in higher turnover than that of the Capital Growth Fund, (4) the Capital Opportunity Fund is less restricted than the Capital Growth Fund with respect to investments in foreign securities and (5) the Capital Growth Fund has restrictions on its investments in repurchase agreements the Capital Opportunity Fund does not.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS. The Corporation and SFSI are parties to a distribution agreement under which SFSI acts as principal underwriter for the Corporation's shares.

DISTRIBUTION (12B-1) FEES. The Class A, Class B and Class C shares of each Fund have adopted plans under Rule 12b-1 that allow the Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to SFSI a monthly fee of up to a maximum annual rate of 0.30% of average daily net assets. Such fee reimburses SFSI for expenses actually incurred in marketing the Funds. Those expenses may include distribution and service fees paid by SFSI to other broker-dealers up to the maximum annual rate. No service fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

The Funds are not assessed a distribution fee on the shares owned by National Life Insurance Company, which may result in an overall distribution fee to the Class A shares of less than the maximum Rule 12b-1 fee for so long as National Life Insurance Company maintains its investment. In addition, the retirement plans of the National Life Insurance Company and its affiliates receive a rebate of the 12b-1 fees paid by the plans.

The Class B share pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. The Class B shares of the Capital Opportunity Fund will pay to SFSI a fee of up to a total of 1.00% annually of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers. Class B shares are not assessed a distribution fee on the shares owned by National Life Insurance Company, which may result in an overall distribution fee to the Class B shares of the Capital Opportunity Fund of less than 1.00% for so long as National Life Insurance Company maintains its investment.

The Class B share service fee for the first year after a purchase will be used to recover a portion of the cost of the dealer concession paid by SFSI to the selling dealer, which portion of the dealer concession is considered the service fee for the first year. No service fee is paid on Class B shares in house accounts, accounts in nominee name, or accounts in dealer street name.

The Class C shares have adopted a plan under Rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. The Funds pay to SFSI a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase SFSI keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling dealer. In subsequent years, the entire distribution fee will be paid to the selling dealer.

SALES LOADS. For all purchases of Class A shares, investors pay the public offering price, which includes the front-end sales charge, next computed after the order is received. The sales charge ranges from 5% of the offering price to zero. The sales charge will depend on the size of the purchase.

                           SALES CHARGE AS A
                           PERCENTAGE OF:

                                      NET
                        OFFERING     AMOUNT     DEALER
SALE SIZE                PRICE      INVESTED  REALLOWANCE
$0 to $24,999            5.00%       5.26%      4.50%
$25,000 to $49,999       4.50%       4.71%      4.25%
$50,000 to $99,999       4.00%       4.17%      3.75%
$100,000 to $249,999     3.00%       3.10%      2.75%
$250,000 to $999,999     2.00%       2.04%      1.75%
$1,000,000 or more       0.00%       0.00%      0.00%
-----------------------------------------------------------------

In cases in which there is no sales charge because the purchase was $1,000,000 or more, the Funds' distributor, SFSI, will pay dealers compensation of 1.00% for sales of up to $14,999,999 (for the Capital Opportunity Fund) and for sales of up to $4,999,999 (for the Capital Growth Fund). In these cases, if investors redeem the shares in the first eighteen months after the purchase, a 1.00% CDSC will be imposed. For sales in excess of these amounts, SFSI will individually negotiate dealer compensation and CDSCs. For partial redemptions of shares purchased prior to March 30, 2006 and for complete redemptions, any CDSC is imposed on the lower of the original cost or the current net asset value of the shares redeemed. For partial redemptions of shares purchased after March 30, 2006, any CDSC is imposed on the original cost of the shares redeemed. For partial redemptions, the redemption request will be increased by the amount of any CDSC due. For complete redemptions, any CDSC due is deducted from the redemption proceeds. SFSI receives the entire amount of any CDSC paid. In determining whether a CDSC is payable, shares not subject to any charge are redeemed first.

Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, investors must advise SASI, the Funds' transfer agent, SFSI or the financial intermediary of the eligibility at the time of purchase, and provide any necessary information about the accounts involved.

RIGHT OF ACCUMULATION. Quantity discounts begin with investments in Class A shares of $25,000. Investors may qualify for quantity discounts based on the current offering price of the total of all classes of shares purchased at any time in the past, if such purchases were made by investors, the investors' spouse or the minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than investors or the investors' spouse or minor children, however, do not qualify for quantity discounts. Contact SASI for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases. In order to receive a reduced sales charge, each time investors purchase shares investors should inform SASI, SFSI or the financial intermediary of any other shares owned by investors, the spouse and/or the minor children. These may include shares held in personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which investors are a beneficiary. The financial adviser or other financial intermediary may request documentation including account statements and records of the original acquisition of the shares owned by investors, the spouse and/or the minor children from investors to show that investors qualify for a reduced sales charge. Investors should retain these records because, depending on where an account is held or the type of account, the Fund, SASI and/or the financial adviser or other financial intermediary may not be able to maintain this information.

LETTER OF INTENT. Investors may use a letter of intent to obtain a reduced initial sales charge if investors plan to make investments that include Class A shares, the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included. Investors may count purchases to be made by investors, the spouse and the minor children. The letter of intent is not a binding commitment by investors to complete the intended purchases. All the purchases made under the letter of intent during the period covered will be made at the reduced sales charge for the intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares investors purchase under the letter of intent, and release these shares when investors have completed the intended purchases. If by the end of the period covered by the letter of intent investors have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify investors if an additional sales charge is due. Investors may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to investors.

ADVANTAGE PROGRAM. Employers establishing either SIMPLE-IRAs, SEP-IRAs or
Section 403(b) plans for which State Street Bank & Trust Company is the custodian may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current offering price of amounts previously invested in the Sentinel Funds.

Investors may purchase Class A shares of the Sentinel Funds at net asset value if investors are included in the following list:

     o current and former Directors/Trustees of the Sentinel Funds and predecessors to the Sentinel Funds;
     o current and retired employees and Directors of SAM and their affiliates, and for National Life Insurance Company employee benefit plans;
     o    directors, employees and clients of the Funds' sub-advisors;
     o directors and employees of Beneficial Life Insurance Company, and other strategic partners of SAM and/or SFSI;
     o registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSI;
     o members of the immediate families of, or survivors of, all of these individuals;
     o non-profit organizations with which any of these persons are actively involved;
     o    purchasers who are investing section 403(b) loan principal repayments;
          or
     o former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who received Class A shares of the Sentinel Capital Growth or Sentinel Growth Leaders Funds, respectively, in a reorganization. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

The front-end load may also be waived where investors demonstrate that they are included in one of the following groups:

     o investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts;
     o clients of trust companies who have entered into an agreement with SFSI under which all their clients are eligible to buy Class A shares at net asset value;
     o qualified pension, profit-sharing or other employee benefit plans that use the Sentinel Destinations platform; and
     o qualified pension, profit-sharing or other employee benefit plans, if the total amount invested in the plan is at least $1,000,000, the sponsor signs a $1,000,000 letter of intent, or the shares are purchased by an employer-sponsored plan with at least 100 eligible employees, and all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with SFSI to use the Funds in connection with the accounts. SFSI may pay dealers for monthly net sales of the Funds under this waiver as follows: 1% of the first $10 million of these purchases, plus 0.50% of the next $10 million of these purchases, plus 0.25% of amounts in excess of $20 million of these purchases. A CDSC may apply to redemptions of shares purchased under this waiver.

If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note investors may be charged transaction and/or other fees if investors effect transactions in Fund shares through an intermediary.

Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Funds' website at www.sentinelfunds.com.

REINSTATEMENT. If investors sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest the proceeds, investors may do so within 90 days at net asset value, without paying any additional sales charge.

Class B shares are no longer available for additional purchases, except that Class B shares of one Fund may be exchanged for the Class B shares of another Fund, if available, and dividends and distributions paid on Class B shares may be reinvested in Class B shares.

A CDSC will be imposed on the Class B shares of the Capital Opportunity Fund that are redeemed during the CDSC period, unless one of the CDSC waivers listed below applies.

Whether a CDSC is due upon a redemption of Class B shares and how much it is depends on the amount of the purchases and the number of years since the purchase was made. The CDSC schedules for Class B shares are shown below.

                    CDSC Percentage
                    Year Since Purchase Payment Was Made

Purchase amount    1st       2nd       3rd      4th      5th     6th
---------------------------------------------------------------------
up to $249,999     4%         4%        3%       2%       2%      1%
---------------------------------------------------------------------
$250,000       to
$499,999           3.5%       3%        2%       1%       1%
---------------------------------------------------------------------
$500,000       to
$999,999           3%         2%        1%       1%
---------------------------------------------------------------------

In determining whether a CDSC is payable, redemptions are taken first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. Redemptions are taken next from the earliest purchase payment from which a redemption or exchange has not already been taken. The amount of the CDSC will be equal to the CDSC percentage from the schedules above, multiplied by the lower of the purchase price or the net asset value of the shares being redeemed. For partial redemptions, any CDSC due may be deducted from the redemption proceeds or the redemption request may be increased by the amount of any CDSC due. SFSI receives any CDSC imposed on a redemption of Class B shares.

The Class B shares automatically convert to Class A shares after a fixed period of time, which depends upon the size of the purchase. For purchases up to $249,999, the automatic conversion occurs at the end of the sixth year; for purchases from $250,000 to $499,999, the automatic conversion occurs at the end of the fifth year; and for purchases from $500,000 to $999,999, the automatic conversion occurs at the end of the fourth year. The holding period for Class B shares will include the holding period of Class B shares of another Fund from which they were exchanged.

For all purchases of Class C shares, investors pay the current net asset value. There is no initial sales charge. A CDSC in the amount of 1.00% of the purchase price will be imposed on Class C shares if investors redeem shares during the first year after their purchase, unless investors can use one of the CDSC waivers listed below. Class C shares are subject to higher distribution fees than Class A shares. Investors will pay a CDSC if investors redeem Class C shares in the first year after purchase, in the amount of 1.00% of the lower of the purchase price or the net asset value of the shares redeemed, unless a waiver applies. In determining whether a CDSC is payable, redemptions are taken first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. Redemptions are next taken from the earliest purchase payment from which a redemption or exchange has not already been taken. If investors redeem part of the shares, investors may choose whether any CDSC due is deducted from the redemption proceeds or the redemption request is increased by the amount of any CDSC due. SFSI receives the entire amount of any CDSC paid. For all sales of Class C shares, SFSI intends to make payments to selling broker-dealers, at the time investors purchase Class C shares, of amounts equal to 1% of the aggregate purchase amount.

If investors purchase Class C shares, investors will have the ability to exchange at net asset value only for the Class C shares of other Funds, except that investors may also exchange into Class A shares of the Sentinel U.S. Treasury Money Market Fund, also a series of the Corporation. However, if investors exchange Class C shares into the Sentinel U.S. Treasury Money Market Fund Class A shares within one year of the purchase of the Class C shares, and then subsequently redeem the Sentinel U.S. Treasury Money Market Fund shares, investors may pay a CDSC. Also, time during which assets are in the Class A shares of the Sentinel U.S. Treasury Money Market Fund will not count toward the one year period that must elapse before the 1% CDSC is eliminated. If investors exchange Class C shares into Sentinel U.S. Treasury Money Market Fund Class A shares, investors may exchange back into Class C shares at any time, but may not exchange at net asset value into Class A shares or Class B shares of any Sentinel Fund.

A CDSC will be waived in the following situations if the investor notifies us at the time of redemption that a waiver applies:

     o Redemptions of shares acquired from the reinvestment of income distributions and/or capital gains distributions;
     o Redemptions following the investor's death, or from the account of a trust whose primary income beneficiary has died, if the redemption occurs within one year of the investor's death or the beneficiary's death;
     o    Required minimum distributions from a retirement account;
     o Redemptions that occur as a result of a loan taken from an account established as a retirement plan account for an employee of a tax-exempt organization under section 403(b)(7) of the Code;
     o For Class B shares, 401(k) plans administered by BISYS, redemptions resulting from the termination of a participant's participation in the plan.

No CDSC will apply to Class C share accounts owned by affiliates of SFSI if SFSI has not paid an initial commission to a selling dealer.

OTHER DISTRIBUTION MATTERS. Equity Services, Inc, an affiliate of SAM, receives a dealer reallowance equal to the entire sales charge on its sales of Fund shares. As a result, it may be considered an underwriter of the Funds' shares.

SFSI, SAM and/or an affiliate may pay amounts or otherwise provide items of material value out of their own resources to certain intermediaries that support the sale of the Sentinel Funds or provide services to Fund shareholders. This practice may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Payments may be based on, among other things, the number or value of shares that the intermediary sells or may sell; the value of the intermediary's client assets invested in Funds; or the type and nature of services or support furnished by the intermediary. In connection with these payments, the intermediary may elevate the prominence or profile of the Funds within the intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the SFSI preferential or enhanced opportunities to promote the Funds. Additional information about these arrangements is available in the Sentinel Funds' Statement of Additional Information.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES. The following highlights the purchase, redemption, and exchange policies and procedures of the Funds, which are generally the same for both Funds. For a more complete discussion of each share class' purchase, redemption, and exchange policies and procedures, please see the applicable section(s) of the Funds' Prospectus.

The price of Fund shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) and received by SFSI prior to the close of its business day will be priced at the net asset value determined that day. The minimum initial investment is $1,000. The minimum subsequent investment and the automatic investment plan minimum is $50.

Purchases may be made by check, wire, dealer wire, online, telephone, government direct deposit, and payroll savings plan. Redemptions may be made by mail, dealer wire, online, telephone, or systematic withdrawal. Exchanges of shares of one Fund for shares of the same class of another Fund, if offered, may be made by telephone, in writing or by automatic exchange. New purchases must remain in an account for 15 days before they can be exchanged. Class C shares may be exchanged for Class A shares of the Sentinel U.S. Treasury Money Market Fund (but if the Class C shares had not been held for a year before the exchange into the Sentinel U.S. Treasury Money Market Fund, a 1.00% CDSC may apply if the Sentinel U.S. Treasury Money Market Fund shares are then redeemed). The Sentinel U.S. Treasury Money Market Fund shares may be exchanged back into Class C shares at any time. Holding periods for shares which have been exchanged for the currently held shares will be included in the holding period of the current shares, except that time in the Sentinel U.S. Treasury Money Market Fund will not count toward the holding period necessary to reduce or eliminate any applicable CDSC, or to be converted into Class A shares. The normal minimum account sizes apply to new accounts opened by exchange.

The Funds disclaim liability for unauthorized telephone instructions. The Funds may modify or terminate the exchange privilege in accordance with the rules of the SEC (the current rules require 60 days advance notice to shareholders prior to the modification or termination of the exchange privilege).

Due to the expense of maintaining accounts with small balances, the Funds reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

EXCESSIVE TRADING POLICY. Excessive trading (which may be as a result of market timing) by shareholders of a Sentinel Fund may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a Fund to retain more cash than the Fund's portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted a policy to deter such trading. The policy has been reviewed and approved by the Board. Under this policy, a Fund will reject any purchase order or exchange request if the Fund has determined that an investor's trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control. Certain types of regular transactions that will not be deemed by the Funds to be excessive trading for this purpose include systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Funds (e.g., periodic rebalancing to maintain an investment advisor's asset allocation model) and pre-authorized withdrawals.

The policy applies to all shareholders. However, a Fund may not be able to determine that a specific purchase order or request for exchange or redemption, particularly an order or request made through omnibus accounts or 401(k) plans, is excessive or disruptive to the Fund. The Funds therefore make no representation that all such purchase orders or exchange requests can or will be rejected. In addition, with respect to shares held on the books of third party intermediaries, such as retirement plan administrators, the Funds may work with such intermediaries to implement additional procedures that the Funds determine are reasonably designed to achieve the objective of the Funds' excessive trading policy. Where an intermediary adopts such procedures, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary's procedures, which may differ from the procedures applied by the Funds to accounts held directly on the Funds' books, but that are reasonably designed to achieve the same objective.

Each Fund has also adopted a redemption fee of 1% that will be assessed on the redemption of shares held for 15 days or less. Redemption fees may not apply to certain transactions if investors or the financial intermediary make SASI aware of the circumstances and provide any requested documentation regarding such circumstances prior to your redemption, including redemptions related to death, disability or qualified domestic relations order; certain types of account transactions, such as redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, and redemptions related to payment of custodian fees; and certain types of retirement plan transactions, such as loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts or redemptions related to payment of plan fees. Certain intermediaries may not apply all of these waivers, may apply other reasonable waivers or may pay redemption fees on behalf of their clients.

NET ASSET VALUE. Net asset value for each Fund is calculated once each business day that the NYSE is open at the close of the NYSE, usually 4:00 p.m. Eastern Time, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

     o Domestic equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.
     o Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

     o Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Board, determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.
     o Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     o Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers is used.
     o Money market securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

In addition to events that occur between the close of the foreign markets and the Funds' determination of net asset value, which potentially affect the value of foreign securities, there may occur events that are expected to materially affect the value of a Fund's portfolio securities regardless of whether they are traded on foreign or domestic markets. Upon such events, the Board may value such securities at their fair value. The Board has delegated this responsibility to a pricing committee, subject to their review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

The Funds' use of fair value pricing is designed to ensure that each Fund's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

The Funds account for securities transactions on the next business day following a trade (trade date plus one), except that transactions may be booked on the trade date when a trade occurs on the end of a financial reporting period or, on occasion, if SAM believes a significant price movement may impact the Fund's NAV.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of Class B or Class C shares, reflecting the higher daily expense accruals of Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions. Dividends and distributions will differ by the appropriate amount of the expense accrual differences between the classes.

DISTRIBUTION POLICY AND TAXATION: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. The Funds distribute dividends and capital gains annually. Shareholders may elect to receive all or any part of dividends and/or capital gains distributions in cash, shares of the Fund, or shares of the same class of another Sentinel Fund. Unless elected otherwise, dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If shareholders elect to receive distributions by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. To change the current option for payment of dividends and capital gains distributions, please call 1-800-282-3863.

Shareholders will pay tax on dividends and capital gains distributions from the Funds whether they are received in cash, additional shares or shares of another fund. If shareholders redeem Fund shares or exchange them for shares of another Sentinel Fund, any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent a Fund's distributions are derived from income on debt securities and non-qualifying foreign corporations and/or short-term capital gain, its distributions will not be eligible for this reduced tax rate.

If shareholders are neither a lawful permanent resident nor a citizen of the U.S. or are a foreign entity, the Funds' ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning after December 31, 2004 and before January 1, 2008, certain distributions designated by a Fund as either interest-related dividends or short-term gain dividends and paid to a foreign shareholder would be eligible for exemption from the U.S. withholding tax.

To a limited extent, dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. It is unlikely that a credit or deduction will be available to shareholders of the Funds with respect to such taxes.

By law, dividends of ordinary income, capital gains distributions and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number shareholders have provided is incorrect.

This section summarizes some of the consequences under current federal tax law of investment in the Funds. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in either of the Funds under all applicable tax laws.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

We cannot guarantee that any Fund's investment objective will be achieved. You can find additional information about the securities and investment techniques used by the Funds in the Funds' Statement of Additional Information.

STOCK MARKET AND SELECTION RISK. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that SAM selects will underperform that stock market or other funds with similar investment objectives and investment strategies.

INVESTMENT STYLE RISK. The Funds focus on "growth stocks." Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

SECTOR RISK. To the extent a Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risks of a particular sector, consult the Funds' Statement of Additional Information.

GENERAL FOREIGN SECURITIES RISK. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

DERIVATIVES RISK. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

NOT GUARANTEED RISK. Neither of the Funds is guaranteed or insured by the U.S. government. The value of each Fund's shares is expected to fluctuate.

REPURCHASE AGREEMENTS RISK. If the repurchase agreement counterparty defaults on its repurchase obligation, each Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

SECURITIES LENDING RISK. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as a dividend and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

TEMPORARY DEFENSIVE POSITION RISK. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

The Funds are appropriate for investors who are comfortable with the risks described here. The Funds are appropriate for long-term investors who are not concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

SIGNIFICANT DIFFERENCES. There are no significant differences in the principal investment risks of the Funds.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Plan found in Exhibit A.

The Reorganization Plan provides that all of the assets and liabilities of the Capital Opportunity Fund will be transferred to the Capital Growth Fund as of the Effective Time on the Closing Date of the Reorganization. In exchange for the transfer of these net assets, the Capital Growth Fund will simultaneously issue as of the Effective Time of the Reorganization a number of full and fractional shares of the appropriate share class of the Capital Growth Fund to such Capital Opportunity Fund equal in value to the NAV of the appropriate class of such Capital Opportunity Fund as of the Effective Time of the Reorganization.

A shareholder of the Capital Opportunity Fund owning Class A, Class B or Class C shares as of the Effective Time of the Reorganization will receive Class A, Class A or Class C shares, respectively, of the Capital Growth Fund with the same aggregate value as the shareholder had in Class A, Class B or Class C shares, respectively, of the Capital Opportunity Fund as of the Effective Time of the Reorganization. This will be accomplished by the issuance of shares of the Capital Growth Fund and the establishment of accounts in the names of the shareholders of the Capital Opportunity Fund on the share records of the Capital Growth Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Capital Growth Fund due to the shareholders of the Capital Opportunity Fund. The Capital Growth Fund will not issue share certificates to shareholders. Shares of the Capital Growth Fund to be issued will have no preemptive or conversion rights, except rights with respect to the conversion of Class B shares to Class A shares, as appropriate. The issued and outstanding shares of the Capital Opportunity Fund will be returned to the status of authorized but unissued shares of the Corporation. No sales charges or redemption fees will be imposed in connection with the Reorganization.

All amounts received for additional investment in the Capital Opportunity Fund after the Meeting, but before the Effective Time on the Closing Date, which settle prior to the Effective Time on the Closing Date, will be deposited into the Capital Opportunity Fund. Active automatic investment plans that currently purchase shares in the Capital Opportunity Fund will be converted so that they automatically invest shares in the Capital Growth Fund after the Reorganization is complete. Active systematic withdrawal plans that currently redeem shares from the Capital Opportunity Fund will be converted so that they automatically redeem shares from the Capital Growth Fund after the Reorganization. In addition, all investments by the Capital Opportunity Fund's current shareholders who attempt to purchase additional shares of the Capital Opportunity Fund after the Reorganization is complete will be purchased into the Capital Growth Fund. If you have any questions or concerns about these account options, please contact your financial advisor or call 1-800-282-3863 prior to the Reorganization.

The Reorganization Plan contains customary representations, warranties, and conditions. The Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the shareholders of the Capital Opportunity Fund; (ii) receipt by the Corporation of a tax opinion to the effect that the Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of the Capital Opportunity Fund; and (iii) an opinion from counsel that the shares of the Corporation representing the Capital Growth Fund, to be issued to shareholders of the Capital Opportunity Fund, are duly authorized and legally issued, fully paid, and non-assessable, and that no shareholder of the Capital Growth Fund has any option, warrant, or preemptive right to subscription or purchase with respect to the Capital Growth Fund. The Reorganization Plan may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable.

COSTS OF THE REORGANIZATION. SAM and/or an affiliate has agreed to pay the expenses incurred in connection with the Reorganization, including any costs associated with legal expenses and the costs of preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

FEDERAL INCOME TAXES. The combination of the Capital Opportunity Fund and the Capital Growth Fund is intended to qualify, for U.S. federal income tax purposes, as a tax-free reorganization under Section 368(a) of the Code. If the Reorganization so qualifies, neither the Capital Opportunity Fund nor its shareholders will recognize a gain or a loss as a result of the Reorganization; the aggregate tax basis of the Capital Growth Fund's shares received will be the same as the aggregate basis of the Capital Opportunity Fund's shares for which they are exchanged; and the holding period of the Capital Growth Fund's shares received will include the holding period of the Capital Opportunity Fund's shares, provided that such shares were held as capital assets at the time of the Reorganization.

As a condition to the closing of the Reorganization, the Corporation will receive an opinion from tax counsel on the federal income tax consequences of the transaction, based on the existing provisions of the Code, current administrative rules and court decisions. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. No tax ruling from the Internal Revenue Service regarding the Reorganization has been or will be requested. As a result of the Reorganization, the Capital Growth Fund will succeed to the tax attributes of the Capital Opportunity Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

In addition, prior to the Closing Date, the Capital Opportunity Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to such Capital Opportunity Fund's shareholders all of its investment company taxable income for all taxable years to and including the Closing Date and all of its net capital gains realized in all taxable years to and including the Closing Date. Although the Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any dividend paid by the Capital Opportunity Fund may result in taxable income to the Fund's shareholders.

The Reorganizations will not require the Capital Opportunity Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Capital Growth Fund, nor will the Reorganization require the Capital Growth Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with its Prospectus limitations. The Capital Growth Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Capital Opportunity Fund for a limited period of time in connection with the Reorganization being classified as federal tax-free.

Shareholders of the Capital Opportunity Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Also, because the above discussion related only to federal income tax consequences of the Reorganization, those shareholders should also consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION. The following table sets forth, as of January 2, 2007 : (a) the unaudited capitalization of each Fund and (b) the unaudited PRO FORMA combined capitalization of the Capital Growth Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                TOTAL         SHARES          NET ASSET
FUND                            NET ASSETS    OUTSTANDING     VALUE PER SHARE
Capital Opportunity
    Class A
    Class B
    Class C
Capital Growth
    Class A
    Class C
PRO FORMA - Capital Growth(1)
    Class A
    Class C
--------------------------------------------------------------------------------
(1)Assuming the impact of the Reorganization.

                         REASONS FOR THE REORGANIZATION

At a meeting held on December 7, 2006, the Board reviewed the proposed Reorganization. The Board received detailed information, including materials describing the Reorganization in terms of net assets, current and PRO FORMA expenses, performance, and comparative investment objectives, policies, and restrictions.

After consideration, the Board, including the Independent Directors, approved submission of the proposed Reorganization to shareholders of the Capital Opportunity Fund, concluding that participation in the Reorganization is in the best interests of the Funds and shareholders and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. In particular, the Board reached the following conclusions:

THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Reorganization Plan and, in particular, the requirement that the transfer of the Capital Opportunity Fund's assets in exchange for shares of the Capital Growth Fund will be at net asset value. In this regard, the Board noted that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will be followed. The Board also directed that the Reorganization would be submitted to the Capital Opportunity Fund shareholders for approval.

EXPENSE RATIOS. The Board noted that the pro forma expenses reflect an expected decrease in total annual expenses.

THE COMPARATIVE PERFORMANCE RECORDS. The Board reviewed comparative performance information, taking into account performance over both the short term and for the life of the Funds. The Board noted the generally more favorable overall performance of the Capital Growth Fund.

COMPATIBILITY OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES. The Board noted that the investment objectives, policies, and restrictions of the Funds were compatible.

ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Reorganization Plan, the Capital Growth Fund expects to assume all of the liabilities of the Capital Opportunity Fund.

TAX CONSEQUENCES. The Board noted that this Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization. If this Reorganization qualifies, shareholders of the Capital Opportunity Fund will not recognize a gain or loss for federal income tax purposes as a result of the Reorganization. However, the Capital Opportunity Fund will declare a dividend just prior to the Reorganization, which may result in taxable income to the Fund's shareholders. The Board also noted that the Capital Growth Fund's ability to use the capital loss carryforwards of the Capital Opportunity Fund would be limited by (a) certain restrictions resulting from a prior reorganization of the Capital Opportunity Fund with the Sentinel Growth Index Fund, (b) the amount of capital gains generated by the Capital Opportunity Fund prior to the Reorganization and (c) the amount of capital gains generated by the Capital Growth Fund for its 2007 fiscal year.

SHAREHOLDER LIABILITIES AND RIGHTS. The Board noted that there would be no substantial change in potential shareholder liability or in shareholder rights as a result of the Reorganization.

SERVICE FEATURES. The Board noted that there would be no significant change in the services available to the shareholders of the Capital Opportunity Fund as a result of the Reorganization.

The Board also considered alternatives to this Reorganization and concluded that, considering these alternatives, the Reorganization is the course of action that is in the best interests of the Corporation and the Capital Opportunity Fund and its shareholders.

            BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF THE CAPITAL OPPORTUNITY FUND VOTE "FOR" THE REORGANIZATION.

                               SHAREHOLDER RIGHTS

GENERAL INFORMATION. Originally incorporated in the State of Delaware on December 5, 1933, the Company became a Maryland corporation on February 28, 1973. The Corporation is governed by its Charter and Bylaws, as each may be supplemented or amended from time to time. The Corporation is also governed by applicable Maryland law, specifically the Maryland General Corporation Law ("MGCL").

AUTHORIZED SHARES. The Corporation is authorized to issue [ ] shares of common stock, $0.01 par value per share, classified and designated as described below.

CLASS A                                         NUMBER OF SHARES ALLOCATED
-------                                         --------------------------
Sentinel Capital Growth Fund                             40,000,000
Sentinel Capital Opportunity Fund                        40,000,000

CLASS B                                         NUMBER OF SHARES ALLOCATED
-------                                         --------------------------
Sentinel Capital Opportunity Fund                        40,000,000

CLASS C                                         NUMBER OF SHARES ALLOCATED
-------                                         --------------------------
Sentinel Capital Growth Fund                             40,000,000
Sentinel Capital Opportunity Fund                        40,000,000

The remaining shares are classified and designated as other series and classes of the Corporation. Except as noted previously for the conversion of Class B shares into Class A shares, the shares of the Corporation have no conversion, preemptive or subscription rights.

VOTING RIGHTS. The holders of all shares of stock of the Corporation shall vote as a single class, except as may be required by Maryland law, the 1940 Act or any other law or applicable order, rule, regulation or interpretation issued by the SEC. However, the Charter provides that with respect to any matter that affects one or more (but less than all) series of stock, the holders of only the affected series are entitled to vote on the matter. Each outstanding share, regardless of class, is entitled to either, in the discretion of the Board, (a) one vote for each dollar of net asset value per share or (b) one vote for each share on each matter submitted to a vote at a meeting of stockholders.

SHAREHOLDER MEETINGS. The Corporation is not required to hold an annual meeting of stockholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. In the event that the Corporation is required to hold a meeting of stockholders to elect directors under the 1940 Act, such meeting shall be designated the annual meeting of stockholders for that year and shall be held on a date and at the time set by the Board in accordance with the MGCL. The chairman of the Board, president, chief executive officer or the Board may call a special meeting of the stockholders. Subject to certain requirements, a special meeting of stockholders shall also be called by the secretary of the Corporation upon the written request of stockholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting.

ELECTION AND TERM OF DIRECTORS. If necessary, Directors are elected at the annual meeting of stockholders or a special meeting held for that purpose. If no annual meeting of the stockholders of the Corporation is required to be held in a particular year pursuant to the Bylaws, Directors will be elected at the next annual meeting held. Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after such Director attains age 72, or until his or her death, resignation, or removal as provided in the Corporation's governing documents or by statute.

SHAREHOLDER LIABILITY. Maryland law provides that shareholders of a corporation are generally not liable for the corporation's debts and obligations.

DIRECTOR AND OFFICER LIABILITY AND INDEMNIFICATION. Maryland law permits a corporation to include in its charter a provision limiting the liability of directors and officers to the corporation and its shareholders for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and that is material to the cause of action. The Charter contains a provision that eliminates directors' and officers' liability to the fullest extent permitted by the MGCL. The Charter further provides that this limitation on liability applies to events occurring at the time a person serves as an officer or director of the Corporation whether or not such person is a director or officer at the time of a proceeding in which liability is asserted.

Maryland law requires a corporation (unless its charter provides otherwise, which the Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he is made a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and
(i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by us or in our right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met. The Charter provides that the Corporation shall indemnify and advance expenses to its currently acting and former directors and officers to the fullest extent that indemnification of directors is permitted by the MGCL.

The Charter also provides that no provision of the Charter, including the provisions governing liability exculpation and indemnification, shall be effective to protect or purport to protect a director or officer of the Corporation against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office. In addition, the Corporation maintains directors and officers liability insurance with maximum aggregate coverage of $15 million under which the Directors are named insureds. The Corporation also has agreed pursuant to indemnification agreements to indemnify, and advance expenses to the Independent Directors if made a party or threatened to be made a party to a Proceeding (as defined in each indemnification agreement).

The foregoing is only a summary of certain rights of stockholders of the Corporation under its Charter, Bylaws and the MGCL, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and the MGCL directly for a more thorough description.

                        MORE INFORMATION ABOUT THE FUNDS

Information about the historical performance of the Capital Growth Fund is contained in Exhibit B. Additional information about the Capital Growth Fund, including information concerning operations and management of the Fund, is included in the Funds' Prospectus and Statement of Additional Information each dated March 30, 2006, as they may be amended and/or supplemented.

Information about the Capital Opportunity Fund is included in the Funds' Prospectus and Statement of Additional Information dated March 30, 2006, as they may be amended and/or supplemented, which is incorporated by reference into this Proxy Statement/Prospectus.

The Funds' Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863. They have also been filed with the SEC.

The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and, in accordance with those Acts, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F. Street, N.E., Washington, D.C. 20549 and the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Section, SEC, Washington, D.C. 20549 at prescribed rates. The SEC maintains a web site at http://www.sec.gov that contains reports and other information about the Funds.

FINANCIAL HIGHLIGHTS. The fiscal year end of the Funds is November 30. The financial highlights of the Capital Growth Fund are contained in Exhibit B and have been audited by PricewaterhouseCoopers LLP, the Funds' registered independent public accounting firm.

The financial highlights of the Capital Opportunity Fund are contained in the Funds' Prospectus dated March 30, 2006, and have been audited by PricewaterhouseCoopers LLP, the Funds' registered independent public accounting firm. That Prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/Prospectus.

                              BOARD RECOMMENDATION

The Board recommends that you vote "FOR" the Reorganization of the Capital Opportunity Fund.

                                 VOTING MATTERS

GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The solicitation may also include e-mail, telephone, facsimile, Internet, or oral communications by certain employees of SAM or an affiliate, who will not be paid for these services. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) for whom they hold shares of the Capital Opportunity Fund.

VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the Capital Opportunity Fund on the record date are entitled to one vote for each share held. All Classes of the Fund will vote together as one class on the Reorganization. One-third of all votes entitled to be cast of the Capital Opportunity Fund, present in person or by proxy, constitutes a quorum for the Fund. Approval of the Reorganization requires the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Corporation a written notice of revocation or a later dated proxy or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or if no instructions are provided, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Any other matters properly brought before the Meeting will be voted in the discretion of the persons named as proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present but which have not been voted. For this reason, abstentions will have the effect of a vote against the Reorganization. Broker non-votes are not expected to be generated for this meeting.

If sufficient votes in favor of the Reorganization set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the affirmative vote of a majority of votes cast at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting without further notice to a date not more than 120 days after the Record Date (as defined below) for the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting. Therefore, whether you instruct a vote for or against the Reorganization or instruct the proxy to abstain from voting on the Reorganization, those persons will be authorized and are expected to vote in favor of an adjournment if sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting.

RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of an Capital Opportunity Fund at the close of business on the NYSE on January 2, 2007 ("Record Date") are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. At the close of business on the NYSE on the Record Date, there were [ ] shares of the Capital Opportunity Fund outstanding and entitled to vote at the Meeting.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT. As of the Record Date, the current officers and directors of the Corporation in the aggregate beneficially owned less than 1% of the Class A, Class B and Class C shares of each Fund.

As of the Record Date, the following persons were the only other persons who were record owners (or to the knowledge of the Corporation, beneficial owners) of 5% or more of the outstanding shares of the Class identified of the Capital Opportunity Fund and/or more than 25% of the Capital Opportunity Fund:

---------------------------- ------------- ------------ ------------ -----------
         NAME/ADDRESS        PERCENTAGE    PERCENTAGE   PERCENTAGE  PERCENTAGE
                             OF CLASS A    OF CLASS B   OF CLASS C  OF FUND
---------------------------- ------------- ------------ ------------ -----------
National Life Insurance
Company and affiliates(1)
One National Life Drive
Montpelier, VT 05604
---------------------------- ------------- ------------ ------------ -----------
---------------------------- ------------- ------------ ------------ -----------
---------------------------- ------------- ------------ ------------ -----------

If the Reorganization had occurred on the Record Date, the following persons would have owned the following percentages of the Capital Growth Fund:

------------------------------ --------------- -------------- ----------------
            NAME                 PERCENTAGE    PERCENTAGE     PERCENTAGE
                                 OF CLASS A    OF CLASS C     OF FUND
------------------------------ --------------- -------------- ----------------
National Life Insurance
Company and affiliates(1)
------------------------------ --------------- -------------- ----------------
------------------------------ --------------- -------------- ----------------
------------------------------ --------------- -------------- ----------------

(1) National Life Insurance Company, SAM, Equity Services, Inc. and National Retirement Plan Advisors are wholly owned subsidiaries of NLV Financial Corporation, which is a wholly owned subsidiary of National Life Holding Company. SASI and SFSI are wholly owned subsidiaries of SAM. Life Insurance Company of the Southwest is an indirectly wholly owned subsidiary of National Life Insurance Company.

Any person owning more than 25% of the Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                                 OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries about the Funds may be addressed to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604.

WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, WE ENCOURAGE YOU TO AUTHORIZE YOUR VOTE BY PROXY. YOU MAY AUTHORIZE YOUR VOTE BY PROXY BY CALLING THE PHONE HUMBER LISTED ON YOUR PROXY CARD, VISITING THE WEBSITE LISTED ON YOUR PROXY CARD OR COMPLETING, SIGNING, DATING AND RETURNING THE PROXY CARD USING THE ENCLOSED POSTAGE PREPAID ENVELOPE.

By Order of the Board of Directors,

Kerry A. Jung
Secretary
Sentinel Group Funds, Inc.

Montpelier, Vermont
January 29, 2007

                                    EXHIBIT A

                             PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is dated as of December 8, 2006 ("Plan"), and has been adopted by the Board of Directors ("Board") of Sentinel Group Funds, Inc., a Maryland corporation ("Corporation"), to provide for the Reorganization (as defined below) of the Sentinel Capital Opportunity Fund ("Capital Opportunity Fund") into the Sentinel Capital Growth Fund ("Capital Growth Fund"). The Capital Opportunity Fund and the Capital Growth Fund are sometimes referred to collectively, as the "Funds" and, individually, as a "Fund." The shares of Capital Growth Fund are designated into two classes: Class A and Class C. Class A shares of the Capital Growth Fund will be issued, as described below, to the Sentinel Capital Opportunity Fund Class A and Class B shareholders. Class C shares of the Capital Growth Fund will be issued, as described below, to the Sentinel Capital Opportunity Fund Class C shareholders. The shares of the Capital Growth Fund are "Capital Growth Fund Shares."

                             PRELIMINARY STATEMENTS

A. Each Fund is a series of the Corporation, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act").

B. The Board has approved this Plan and determined that the Reorganization is advisable and in the best interests of the Corporation and each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of its Reorganization.

C. This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code").

                                   PROVISIONS

1. PLAN OF REORGANIZATION.

(a) As of the Effective Time (as that term is defined in Paragraph 6), the Capital Opportunity Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title to the assets, free and clear of all liens, encumbrances and adverse claims except as provided in this Plan, and assign all liabilities, other than those (if any) for which specific reserves have been set aside, to the Capital Growth Fund. The Capital Growth Fund shall acquire these assets and shall assume these liabilities in exchange for the issuance to the shareholders of the Class A, Class B and Class C shares of the Capital Opportunity Fund that number of full and fractional Class A, Class A and Class C shares, respectively, of the Capital Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the applicable class of shares of the Capital Opportunity Fund issued and outstanding immediately prior to the Effective Time. These transactions are referred to as the "Reorganization."

(b) The assets and liabilities of each class of the Capital Opportunity Fund shall be exclusively assigned to and assumed by the corresponding class of the Capital Growth Fund. All assigned debts, liabilities, obligations and duties of each class of the Capital Opportunity Fund, to the extent that they exist at or after the Effective Time, shall after the Effective Time, attach to the corresponding class of the Capital Growth Fund Shares and may be enforced against such class of the Capital Growth Fund to the same extent as if the same had been incurred by the Capital Growth Fund. If the Capital Opportunity Fund is unable to make delivery of any of its portfolio securities, pursuant to this Paragraph, to the Capital Growth Fund because any of such securities purchased by the Capital Opportunity Fund have not yet been delivered to it by the Capital Opportunity Fund's broker or brokers, then, in lieu of such delivery, the Capital Opportunity Fund shall deliver to the Capital Growth Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of the broker or brokers, together with any other documents as may be required by the Capital Growth Fund, including brokers' confirmation slips.

(c) In determining contingent deferred sales charges applicable to Capital Growth Fund Shares issued in the Reorganization, the Capital Growth Fund shall give each holder thereof credit for the period during which such holder held the shares of the Capital Opportunity Fund, in exchange for which such Capital Growth Fund Shares were issued. In addition, front-end sales charges will not apply to shares of the Capital Growth Fund issued to the Capital Opportunity Fund shareholders in the Reorganization.

2. TRANSFER OF ASSETS. The assets of the Capital Opportunity Fund to be acquired by the Capital Growth Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill, and intangible property, and deferred or prepaid expenses, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Capital Opportunity Fund, and other property owned by the Capital Opportunity Fund as of the Effective Time.

3. VALUATION OF ASSETS AND LIABILITIES. With respect to an Capital Opportunity Fund, the value of its assets and liabilities shall be the value of such assets and liabilities computed as of the time at which its net asset value is calculated at the close of business on the New York Stock Exchange, normally 4:00 p.m., Eastern Time, on the business day immediately prior to the Effective Time. In determining the value of the securities transferred by the Capital Opportunity Fund to the Capital Growth Fund, each security shall be priced in accordance with the pricing policies and procedures of the Capital Growth Fund as described in its then-current Prospectus and Statement of Additional Information.

4. LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND. As of the Effective Time of the Reorganization and the consummation of the transactions described in Paragraph 1 of this Plan, the Corporation shall take such additional steps as are necessary to liquidate and terminate the Capital Opportunity Fund.

5. CONDITIONS OF THE REORGANIZATION. Consummation of the Reorganization is subject to the following conditions:

(a) SHARES TO BE ISSUED UPON THE REORGANIZATION. The issuance of Capital Growth Fund Shares will have been duly authorized and, when issued in accordance with the Plan and the resolutions of the Board authorizing their issuance, will be legally issued, fully paid, and non-assessable. Capital Growth Fund Shares will be duly registered in conformity with applicable federal and state securities laws. No shareholder of the Capital Growth Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the applicable Capital Growth Fund Shares.

(b) MARKETABLE TITLE TO ASSETS. The Capital Opportunity Fund will have, as of the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer, and deliver, the assets to be transferred to the Capital Growth Fund. Upon delivery and payment for these assets, the Capital Growth Fund will have good and marketable title to the assets without restriction on the transfer of the assets.

(c) TAXES. As of the Effective Time, all federal and other tax returns and reports of each Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

(d) OPINION OF COUNSEL. The Corporation shall have received opinions of counsel, with respect to the Reorganization, based upon customary representations and assumptions, in form reasonably satisfactory to the Corporation and dated as of the Effective Time of the Reorganization, to the effect that:

     (1) the Capital Growth Fund Shares to be issued to the Capital Opportunity Fund, as provided for by this Plan, are duly authorized and upon issuance pursuant to the terms of this Plan and the resolutions of the Board authorizing their issuance against payment of the consideration set forth in this Plan, will be legally issued, fully paid, and non-assessable, and no shareholder of the Capital Growth Fund has any option, warrant, or preemptive right to subscription or purchase of such Capital Growth Fund Shares under the Corporation's Charter or the Maryland General Corporation Law;

     (2) the Capital Growth Fund Shares and Capital Opportunity Fund Shares are duly classified as shares of common stock of the Corporation.

     (3) the consummation of the transactions contemplated by this Plan will not violate the Charter or Bylaws or any material agreement known to such counsel to which the Corporation, on behalf of any of the Funds, is a party or by which it is bound;

     (4) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Corporation of the transactions contemplated by this Plan, except such as have been obtained under the Securities Act of 1933, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules, and regulations; and

     (5) each Fund is registered as a series of an investment company under the 1940 Act and such registration with the Securities and Exchange Commission as an investment company or series thereof under the 1940 Act is in full force and effect.

Such opinion or a related document: (a) may state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Form N-14 Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Funds with certain officers of the Corporation and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto, the Form N-14 Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) may state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Funds contained or incorporated by reference in the Form N-14 Registration Statement; and (c) may state that such opinion is solely for the benefit of the Corporation and its Board and officers. In giving such opinion, counsel may rely upon officers' certificates and certificates of public officials.

(e) The Corporation shall have received on or before the Effective Time opinions of counsel satisfactory to the Corporation, based upon customary representations and assumptions, substantially to the effect that the Reorganization qualifies as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code and will have the following federal income tax consequences for the Capital Opportunity Fund's shareholders, the Capital Opportunity Fund, and the Capital Growth Fund:

     (1) No gain or loss will be recognized by the Capital Opportunity Fund upon the transfer of its assets in exchange solely for the Capital Growth Fund Shares and the assumption by the Capital Growth Fund of its liabilities or on the distribution of Capital Growth Fund Shares to Capital Opportunity Fund shareholders;

     (2) No gain or loss will be recognized by the Capital Growth Fund on receipt of the Capital Opportunity Fund's assets and the assumption by the Capital Growth Fund of the Capital Opportunity Fund's liabilities in exchange for Capital Growth Fund Shares;

     (3) No gain or loss will be recognized by the Capital Opportunity Fund's shareholders on the receipt of the Capital Growth Fund Shares;

     (4) The Capital Growth Fund's holding period for the assets acquired from the Capital Opportunity Fund will include the period during which such assets were held by the Capital Opportunity Fund;

     (5) The holding period of Capital Growth Fund Shares, both full and fractional, received by the Capital Opportunity Fund's shareholders will include the holding period of the Capital Opportunity Fund Shares, provided that the Capital Opportunity Fund Shares were held as capital assets on the date of Reorganization;

     (6) The basis of Capital Growth Fund Shares, both full and fractional, received by the Capital Opportunity Fund's shareholders will be the same as the basis of the Capital Opportunity Fund Shares; and

     (7) The tax basis of the assets acquired by the Capital Growth Fund in the Reorganization will be the same as the tax basis of those assets to the Capital Opportunity Fund immediately before the Reorganization.

     (8) The Capital Growth Fund will succeed to and take into account certain tax attributes of the Capital Opportunity Fund, subject to the limitations of the Code. The tax year of the Capital Opportunity Fund will end on the date of its Reorganization.

(f) With respect to the Reorganization, the Board, at a meeting duly called for such purpose, shall have (1) approved this Plan and the transactions contemplated herein, (2) authorized the issuance of the applicable Capital Growth Fund Shares as of the Effective Time pursuant to the terms and provisions of this Plan, and (3) directed the submission of the approval of the Plan and the related transactions to the shareholders of the Capital Opportunity Fund for approval at a special meeting of shareholders of such Fund.

(g) With respect to the Reorganization, the shareholders of the Capital Opportunity Fund, at a special meeting of shareholders of such Fund, shall approve this Plan and the transactions contemplated herein, in accordance with applicable law.

(h) The Corporation will not take any action or cause any action to be taken that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code or results in the failure of the Reorganization to qualify as the Reorganization with the meaning of Section 368(a) of the Code. At or prior to the Effective Time, the Corporation will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to deliver the tax opinions contemplated in this Plan.

6. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of an Capital Opportunity Fund's assets for the Capital Growth Fund Shares shall be as of the close of the New York Stock Exchange on March 30, 2007, or at such other time and date as fixed by the Board or any duly authorized officer of the Corporation ("Effective Time").

7. TERMINATION. The Reorganization may be terminated and abandoned by resolution of the Board, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board, make proceeding with the Reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of an Capital Growth Fund, the Capital Opportunity Fund, the Corporation, or the Corporation's Board or officers.

8. AMENDMENT AND WAIVER. This Plan may be amended, modified, or supplemented at any time (to the fullest extent permitted by law) upon authorization by the Board, with or without shareholder approval; PROVIDED, THAT no amendment may have the effect of changing the provisions for determining the number or value of Capital Growth Fund Shares to be paid to the Capital Opportunity Fund's shareholders under this Plan to the detriment of the Capital Opportunity Fund's shareholders without further shareholder approval. The Board or any duly authorized officer of the Corporation, may waive any condition to the consummation of the Reorganization if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of each Fund.

9. FEES AND EXPENSES. Sentinel Asset Management, Inc. and/or an affiliate shall bear equally the expenses of the Reorganization; except that the Capital Growth Fund shall bear the expenses of qualifying the Capital Growth Fund Shares in the various states.

10. GOVERNING LAW. This Plan shall be governed and construed in accordance with the laws of the State of Maryland.

                                    EXHIBIT B

              ADDITIONAL INFORMATION ABOUT THE CAPITAL GROWTH FUND

FUND PERFORMANCE

The following bar chart and table provide indications of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar charts show changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

SALES CHARGES ARE NOT REFLECTED IN THE BAR CHARTS. IF SALES CHARGES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. HOW THE FUND PERFORMED IN THE PAST IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

Sentinel Capital Growth
Inception:  August 1, 1994(1)
Total Return (%)

33.7     34.5     25.7    -2.44   -16.2   -20.2    20.4     4.4    5.0     [  ]
 97       98       99       00      01      02      03       04     05      06

During the period(s) shown in the above bar chart, the highest return for a quarter for the Capital Growth Fund was [ ]% (quarter ended [ ]) and the lowest return for a quarter was [ ]% (quarter ended [ ]).

AVERAGE ANNUAL TOTAL RETURN
The table below compares for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of the Fund, the average annual return after taxes on distributions for the Class A shares of the Fund and the average annual total return after taxes on distributions and redemption for Class A shares of the Fund. The returns for share classes with a sales charge include the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period, in the case of the Class C shares. How the Fund performed in the past before and after taxes is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are shown only for Class A and after-tax returns for other classes of shares will vary. After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or tax-advantaged education savings accounts, such as qualified tuition programs or Coverdell Education Savings Accounts. As an example, the highest applicable individual federal marginal tax rates in effect for calendar year 2006 were generally __% for ordinary income dividends (which generally include distributions of short term capital gains), and 15% for long-term capital gain distributions and qualifying dividend income. However, the historical highest rates applicable during the periods measured and used in the after-tax calculations below may be different from the highest individual marginal income tax rates for 2006.

--------------------------------------------------------------------------------
FOR THE PERIODS ENDED                 Past        Past       Past
DECEMBER 31, 2006                     One Year    5 Years    10 Years
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND(1)
Return Before Taxes: Class A
Return After Taxes on Distributions:
Class A
Return After Taxes on Distributions
   and Sale of Fund Shares:
Class A
Return Before Taxes: Class C

RUSSELL 1000 GROWTH  INDEX(2)
(1)Performance for the Capital Growth Fund prior to its inception in March 2006 is based on the performance of the predecessor Bramwell Growth Fund, which was offered without a sales load, restated to reflect the sales loads of the Class A and Class C shares, respectively. Performance does not reflect the increase in the maximum Rule 12b-1 fees for Class A. If it did, returns would be lower. Performance for the Class C shares has also been adjusted for the higher estimated expenses of those shares.
(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding. Financial highlights for the Capital Growth Fund prior to March 17, 2006 are based on the historical financial highlights of the predecessor Bramwell Growth Fund.

This information has been audited by PRICEWATERHOUSECOOPERS LLP, whose report, along with the financial statements of the Funds, is included in the Fund's Annual Report to Shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.


                                          Income From Investment Operations                Less Distributions
                                       ---------------------------------------  --------------------------------------
                                                    Net gains or
                                                    losses on
               Fiscal       Net asset   Net         securities                  Dividends                                 Net asset
               year         value,      investment  (both realized  Total from  (from net   Distributions                 value,
Fund/          (period      beginning   income      and             investment  investment  (from realized  Total         end of
Share Class    ended)       of period   (loss)      unrealized)     operations  income)     gains)          distribution  period
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL        06/30/02     $23.00      $(0.16)     $(2.53)         $(2.69)     $ -           $1.61           $1.61         $18.70
GROWTH         06/30/03      18.70       (0.15)      (1.29)          (1.44)       -             -               -            17.26
CLASS A^       06/30/04      17.26       (0.17)       2.34            2.17        -             -               -            19.43
               06/30/05      19.43       (0.13)       0.49            0.36        -            0.37            0.37          19.42
               06/30/06      19.42       (0.10)       1.98            1.88        -            2.50            2.50          18.80


CAPITAL        03/20/06 -
GROWTH         06/30/06(A)   19.45       (0.12)      (0.61)          (0.73)       -             -               -            18.72
CLASS C




(A)   Commenced operations March 20, 2006.
  ^ Information prior to March 18, 2006 is based on the predecessor Bramwell Growth Fund.
  +   Annualized.
 ++   Not Annualized.
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return.
 ** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the contractual expense reimbursements as described in Note (3).

See Notes to Financial Statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo



                                                Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Ratio of
                                           Ratio of        Ratio of               Ratio of net     net investment
                                           expenses to     expenses to            investment       income (loss)
             Net assets      Ratio of      average net     average net            income           to average
Total        at end of       expenses to   assets before   assets before          (loss) to        net assets before      Portfolio
return*      period          average net   custodian fee   contractual expense    average net      contractual expense    turnover
(%)          (000 omitted)   assets (%)    credits**(%)    reimbursements***(%)   assets (%)       reimbursements***(%)   rate (%)
------------------------------------------------------------------------------------------------------------------------------------
(11.94)       $191,395          1.63          1.63            1.63                   (0.84)           (0.84)                 66
 (7.70)        229,756          1.68          1.68            1.68                   (1.01)           (1.01)                 51
 12.57         217,178          1.64          1.64            1.64                   (0.81)           (0.81)                 47
  1.85         174,818          1.69          1.69            1.69                   (0.61)           (0.61)                 63
  9.94         131,400          1.66          1.66            1.66                   (0.53)           (0.53)                 39



 (3.75)++          172          3.11+         3.12+           3.12+                  (1.99)+          (1.99)+                39++




Note: Expenses for both Sentinel Capital Growth Class A and Sentinel Growth Leaders Class A are contractually capped annually at
      1.75% for two years subsequent to March 17, 2006.


                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 29, 2007

                            CAPITAL OPPORTUNITY FUND
                                   A SERIES OF
                           SENTINEL GROUP FUNDS, INC.

                             One National Life Drive
                              Montpelier, VT 05604
                                 1-800-282-3863

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated January 29, 2007 for the Special Meeting of Shareholders of the Capital Opportunity Fund, a series of the Corporation, scheduled to be held on March 16, 2007. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling 1-800-282-3863. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about each of the Capital Opportunity Fund and Capital Growth Fund, each a series of the Corporation, is contained in and incorporated by reference to the Statement of Additional Information dated March 30, 2006, as it may be amended and/or supplemented from time to time. Management's discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Sentinel Funds' Annual Report for the fiscal year ended November 30, 2006 are incorporated in this Statement of Additional Information by reference. No other parts of the Sentinel Funds' Annual Report are incorporated by reference in this Statement of Additional Information.

Pro forma financial statements of the Capital Growth Fund reflecting the Reorganization are included within this Statement of Additional Information.

The Funds will furnish, without charge, a copy of their most recent Annual Report. Requests should be directed to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling 1-800-282-3863.



JUNE 30, 2006                                   TARGET FUND       ACQUIRING FUND
                                                  CAPITAL            CAPITAL         PRO-FORMA         COMBINED
                                                OPPORTUNITY          GROWTH         ADJUSTMENTS        PRO-FORMA
ASSETS
Investments at value                            74,529,424       141,259,758                          215,789,182
Cash and cash equivalents                        1,774,581           775,866                            2,550,447
Receivable for securities sold                        --             627,092                              627,092
Receivable for fund shares sold                     14,083            65,358                               79,441
Receivable for securities lending interest                             1,281                                1,281
Receivable for dividends                            76,513            86,275                              162,788
Receivable from fund administrator                  10,875              --                                 10,875
                                               ------------------------------------------------------------------
   Total Assets                                 76,405,476        142,815,630             --          219,221,106
                                               ------------------------------------------------------------------

LIABILITIES
Collateral on securities loaned                  2,573,631        10,923,190                           13,496,821
Payable for securities purchased                   137,173              --                                137,173
Payable for fund shares repurchased              1,832,021           101,946                            1,933,967
Accrued expenses                                    26,789            92,274                              119,063
Management fee payable                              42,149            74,390                              116,539
Distribution fee payable (Class A Shares)           16,372            39,856                               56,228
Distribution fee payable (Class B Shares)            8,690              --                                  8,690
Distribution fee payable (Class C Shares)            2,169                16                                2,185
Fund service fee payable                            15,020            11,135                               26,155
Deferred Compensation                               12,535               449                               12,984
                                               ------------------------------------------------------------------
   Total Liabilities                             4,666,549        11,243,256              --           15,909,805
                                               ------------------------------------------------------------------

                                               ------------------------------------------------------------------
Net Assets Applicable to All
  Outstanding Shares                            71,738,927       131,572,374                          203,311,301
                                               ==================================================================

 Class A Shares
  Net Assets Applicable to Class A Shares /     58,754,362       131,400,204                          200,525,390
  Shares Outstanding                             3,926,365         6,990,808          (964,675)        10,668,435

                                               ------------------------------------------------------------------
    Net Asset Value per Share                        14.96            18.80                                 18.80
                                               ==================================================================

 Class B Shares
  Net Assets Applicable to Class B Shares /     10,370,824              --                                   --
  Shares Outstanding                               715,937              --                                   --
                                               ------------------------------------------------------------------
    Net Asset Value per Share                        14.49              --                                   --
                                               ==================================================================
** CLASS B SHARES MERGE IN CLASS A ***

 Class C Shares
  Net Assets Applicable to Class C Shares /      2,613,741           172,170                            2,785,911
  Shares Outstanding                               189,739             9,195           (50,148)           148,786
                                               ------------------------------------------------------------------
    Net Asset Value per Share                        13.78             18.72                                18.72
                                               ==================================================================




                                    10 MONTHS ENDED
                                     SEPT. 30, 2006    YEAR ENDED
                                       ANNUALIZED     JUNE 30 2006
                                      TARGET FUND    ACQUIRING FUND
                                        CAPITAL         CAPITAL           PRO-FORMA                COMBINED
   STATEMENT OF OPERATIONS            OPPORTUNITY       GROWTH           ADJUSTMENTS              PRO-FORMA
INVESTMENT INCOME
INCOME:
Dividends                            1,001,671         1,650,160                                    2,651,831
Interest                                23,451           132,589                                      156,040
Securities lending                       1,877             2,876                                        4,753
                                    ----------------------------                                  -----------
  Total Income                       1,026,999         1,785,625                                    2,812,624
                                    ----------------------------                                  -----------

EXPENSES: *
Management advisory fees               544,320         1,480,898          (593,522)      (a)        1,431,696
Transfer agent fees                    284,705           178,483           (50,000)      (b)          413,188
Custodian fees                           8,400            36,871            (5,300)      (c)           39,971
Distribution fees Class A              187,410           418,787              --         (d)          606,197
Distribution fees Class B              120,648              --            (120,648)      (d)             --
Distribution fees Class C               28,426                26              --         (d)           28,452
Accounting and administration
  services                              20,406           143,559          (100,000)      (b)           63,965
Auditing fees                           20,640            50,416           (30,000)      (b)           41,056
Legal fees                               8,100           120,074           (70,000)      (b)           58,174
Reports and notices to
  shareholders                          33,600            50,100           (40,000)      (b)           43,700
Registration and filing fees            49,429            43,500           (45,000)      (b)           47,929
Director's and Chief Compliance
Officer fees                            13,209            58,260            (7,500)      (b)           63,969
Other expenses                          16,216            73,237           (40,000)      (b)           49,453
                                    -------------------------------------------------------------------------
Total Expenses                       1,335,509         2,654,211        (1,101,970)                 2,887,750
Expense Reimbursement                  (98,554)           (5,980)          104,534       (e)             --
Expense Offset                         (10,974)           (1,916)             --                      (12,890)
                                    -------------------------------------------------------------------------

Net Expenses                         1,225,981         2,646,315          (997,436)                 2,874,860
                                    -------------------------------------------------------------------------

                                    -------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)          (198,982)         (860,690)          997,436                    (62,236)
                                    -------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS           as Sept. 30, 2006    FYE 6/30/2006
   Realized gain (loss) on
investments                            632,941        15,128,961                                   15,761,902
   Change in unrealized
appreciation (depreciation)
       of investments               (1,460,362)        2,368,398                                      908,036
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                 (827,421)       17,497,359                                   16,669,938
                                    -------------------------------------------------------------------------

                                    -------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS                     (1,026,403)       16,636,669           997,436                 16,607,702
                                    =========================================================================



* Expense estimates based upon net assets of 6/30/2006 for Capital Growth and 9/30/2006 for Capital Opportunity
(a)  Management fee based upon contract in effect for acquired fund.
(a) Pro-forma advisory fees take into account an advisory fee reduction to 70 BP in March 2006.
(b)  Decrease due the elimination of duplicative expenses by merging funds
(c) Decrease due to elimination of duplicative expenses and decreased trading activity
(d)  Distribution fees of acquired fund are in effect.
(e) Voluntary Expense cap on Capital Opportunity terminated Sept. 23rd, 2006/ Capital Growth currently below expense cap of 1.75%



PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)




                                                    SENTINEL CAPITAL OPPORTUNITY      SENTINEL CAPITAL GROWTH
                             % OF NET    SHARES/      MARKET        SHARES/            MARKET        SHARES/       PRO FORMA
                              ASSETS      PAR         VALUE           PAR               VALUE          PAR          COMBINED

COMMON STOCKS                 99.50%
CONSUMER DISCRETIONARY         9.10%
Cheesecake Factory, Inc.*
(a)                                                                  45,000         1,212,750         45,000       1,212,750

Coach, Inc.*                              30,000     897,000         40,000         1,196,000         70,000       2,093,000

Domino's Pizza, Inc.                                                 70,000         1,731,800         70,000       1,731,800

Hilton Hotels Corp.                       17,400     492,072                                          17,400         492,072

Leggett & Platt, Inc.                     15,300     382,194                                          15,300         382,194

Lowe's Cos., Inc.                         17,800   1,079,926                                          17,800       1,079,926
Marriott Int'l., Inc. -
Class A                                   11,000     419,320                                          11,000         419,320

McDonald's Corp.                          20,000     672,000         40,000         1,344,000         60,000       2,016,000

Penney J.C                                 5,000     337,550         70,000         4,725,700         75,000       5,063,250

Staples, Inc.                             36,100     877,952                                          36,100         877,952

Target Corp.                              17,040     832,745                                          17,040         832,745

Tiffany Corp.                                                        70,000         2,311,400         70,000       2,311,400

                                                   5,990,759                       12,521,650                     18,512,409
CONSUMER STAPLES               8.80%

Colgate Palmolive Co.                      6,000     359,400         30,000         1,797,000         36,000       2,156,400

Costco Wholesale Corp.                     4,640     265,083                                           4,640         265,083

CVS Corp.                                 25,900     795,130                                          25,900         795,130

PepsiCo, Inc.                             26,554   1,594,302                                          26,554       1,594,302

Procter & Gamble Co.                      30,770   1,710,812                                          30,770       1,710,812

The Hershey Co.                                                      20,000         1,101,400         20,000       1,101,400

Walgreen Co.                              17,786     797,524        160,000         7,174,400        177,786       7,971,924

Wal-Mart Stores, Inc.                     43,521   2,096,407                                          43,521       2,096,407

Wrigley (Wm.) Jr. Co. (a)                  4,375     198,450                                           4,375         198,450

                                                   7,817,108                       10,072,800                     17,889,908


                                      -4-

ENERGY                         8.40%

Arch Coal, Inc.                                                      15,000           635,550         15,000         635,550

Baker Hughes, Inc.                         8,300     679,355                                           8,300         679,355

Devon Energy Corp.                                                   20,000         1,208,200         20,000       1,208,200

Ensco Int'l., Inc. (a)                    10,000     460,200                                          10,000         460,200

EOG Resources, Inc.                                                  18,000         1,248,120         18,000       1,248,120

ExxonMobil Corp.                           6,200     380,370         65,000         3,987,750         71,200       4,368,120

Nabors Industries, Inc.*
(a)                                                                  20,000           675,800         20,000         675,800

Noble Corp.                                                          20,000         1,488,400         20,000       1,488,400

Patterson UTI Energy, Inc.                                           10,000           283,100         10,000         283,100

Peabody Energy Corp.                                                 25,000         1,393,750         25,000       1,393,750

St. Mary Land &
Exploration Co. (a)                                                  20,000           805,000         20,000         805,000

Schlumberger Ltd.                         23,000   1,497,530         36,000         2,343,960         59,000       3,841,490

                                                   3,017,455                       14,069,630                     17,087,085

FINANCIALS                    12.29%

American Express Co.                      25,800   1,373,076         20,000         1,064,400         45,800       2,437,476

American Int'l. Group                      9,300     549,165                                           9,300         549,165

Bear Stearns Co., Inc.                     2,000     280,160         11,000         1,540,880         13,000       1,821,040

BlackRock, Inc. (a)                                                  21,000         2,922,570         21,000       2,922,570
CB Richard Ellis Group,
Inc. -

Class A*                                  39,000     971,100         15,000           373,500         54,000       1,344,600
Chicago Mercantile

Exchange Holdings, Inc.                                               6,000         2,946,900          6,000       2,946,900

CIT Group                                 15,000     784,350         50,000         2,614,500         65,000       3,398,850

Citigroup, Inc.                           18,700     902,088                                          18,700         902,088

E*TRADE Financial Corp.*
(a)                                       21,700     495,194                                          21,700         495,194

Goldman Sachs Group, Inc.                  7,000   1,053,010          5,000           752,150         12,000       1,805,160

J.P. Morgan Chase & Co.                    7,800     327,600                                           7,800         327,600


                                      -5-


Merrill Lynch & Co., Inc.                 10,000     695,600         30,000         2,086,800         40,000       2,782,400

Progressive Corp.                         9,200      236,532                                           9,200         236,532

Wells Fargo & Co.                         10,000     670,800         35,000         2,347,800         45,000       3,018,600

                                                   8,338,675                       16,649,500                     24,988,175

HEALTH CARE                   13.27%

Abbott Laboratories                       17,835     777,784                                          17,835         777,784

Amgen, Inc.*                              14,318     933,963                                          14,318         933,963

Gilead Sciences, Inc.*                     5,200     307,632         45,000         2,662,200         50,200       2,969,832

Johnson & Johnson                         29,250   1,752,660                                          29,250       1,752,660

Kyphon, Inc.* (a)                                                    10,000           383,600         10,000         383,600

Laboratory Corp.
 of America Holdings* (a)                 12,300     765,429                                          12,300         765,429

Medtronic, Inc.                           27,728   1,300,998         94,000         4,410,480        121,728       5,711,478

Novartis (ADR)                            16,000     862,720         55,000         2,965,600         71,000       3,828,320

Roche Hldgs. Ltd. (ADR)                   13,000   1,074,450         37,000         3,058,050         50,000       4,132,500

St. Jude Medical, Inc.*                    9,000     291,780         15,000           486,300         24,000         778,080

Stryker Corp.                                                        65,000         2,737,150         65,000       2,737,150

UnitedHealth Group, Inc.                  14,600     653,788         15,600           698,568         30,200       1,352,356

Zimmer Holdings, Inc.*                                               15,000           850,800         15,000         850,800

                                                   8,721,204                       18,252,748                     26,973,952
INDUSTRIALS                   22.55%

3M Co.                                    15,000   1,211,550         20,000         1,615,400         35,000       2,826,950

Boeing Co.                                21,000   1,720,110                                          21,000       1,720,110

Canadian Pacific Railway
Ltd. (a)                                                             40,000         2,045,600         40,000       2,045,600

Caterpillar, Inc.                          7,900     588,392         36,000         2,681,280         43,900       3,269,672

CDI Corp. (a)                              5,000     145,000         10,000           290,000         15,000         435,000

Donaldson Co., Inc. (a)                                              30,000         1,016,100         30,000       1,016,100

Emerson Electric Co.                      10,000     838,100         50,000         4,190,500         60,000       5,028,600


                                      -6-


FedEx Corp.                                4,000     467,440         30,000         3,505,800         34,000       3,973,240

General Dynamics Corp.                     6,200     405,852                                           6,200         405,852

General Electric Co.                     143,285   4,722,674        145,000         4,779,200        288,285       9,501,874

Honeywell Int'l., Inc.                     5,600     225,680                                           5,600         225,680

Illinois Tools Works, Inc.                                           40,000         1,900,000         40,000       1,900,000

Jacobs Engineering Group,
Inc.* (a)                                 11,000     876,040         30,000         2,389,200         41,000       3,265,240

Lockheed Martin Corp.                      4,700     337,178                                           4,700         337,178

Regal-Beloit Corp. (a)                                               20,000           883,000         20,000         883,000

Republic Services, Inc.                   10,670     430,428                                          10,670         430,428

Robert Half Int'l., Inc.                                             75,000         3,150,000         75,000       3,150,000

SurModics, Inc.* (a)                                                  5,000           180,550          5,000         180,550

Tyco Int'l. Ltd                           13,100     360,250                                          13,100         360,250

United Parcel Service, Inc.               16,000   1,317,280         25,000         2,058,250         41,000       3,375,530

United Technologies Corp.                 23,900   1,515,738                                          23,900       1,515,738

                                                  15,161,712                       30,684,880                     45,846,592

INFORMATION TECHNOLOGY        17.54%

Amdocs Ltd.*                               9,900     362,340                                           9,900         362,340

Apple Computer, Inc.*                     18,900   1,079,568                                          18,900       1,079,568

Autodesk, Inc.*                           25,000     861,500         60,000         2,067,600         85,000       2,929,100
Automatic Data Processing,
Inc.                                      26,763   1,213,702         50,000         2,267,500         76,763       3,481,202

Broadcom Corp - Class A*                  12,310     369,916                                          12,310         369,916

Cisco Systems, Inc.*                      96,870   1,891,871         65,000         1,269,450        161,870       3,161,321

Cognizant Technology
Solutions -
 Class A*                                  7,900     532,223                                           7,900         532,223

Corning, Inc.*                            11,600     280,604         67,000         1,620,730         78,600       1,901,334

Ebay, Inc.*                               25,800     755,682                                          25,800         755,682

EMC Corp.*                                33,400     366,398                                          33,400         366,398



                                      -7-

Euronet Worldwide, Inc.*
(a)                                                                  40,000         1,534,800         40,000       1,534,800

First Data Corp.                           9,000     405,360                                           9,000         405,360

Fiserv, Inc*                              10,540     478,094                                          10,540         478,094

Int'l. Business Machines                   8,604     660,959                                           8,604         660,959

Jabil Circuit, Inc. (a)                   11,900     304,640                                          11,900         304,640

Maxim Integrated Products,
Inc.                                      15,390     494,173                                          15,390         494,173

Microchip Technology, Inc.                 6,800     228,140                                           6,800         228,140

Microsoft Corp.                           65,686   1,530,484         30,000           699,000         95,686       2,229,484

Molex, Inc. - Class A                                                65,000         1,867,450         65,000       1,867,450

Network Appliance, Inc.*
(a)                                       11,600     409,480                                          11,600         409,480

Nokia Corp. (ADR)                                                    65,000         1,316,900         65,000       1,316,900

Oracle Corp.*                             50,908     737,657                                          50,908         737,657

Paychex, Inc.                             12,600     491,148         25,000           974,500         37,600       1,465,648

Qualcomm, Inc.                            28,116   1,126,608         30,000         1,202,100         58,116       2,328,708

SAP A.G. (ADR)                            25,000   1,313,000         60,000         3,151,200         85,000       4,464,200

Texas Instruments                         42,770   1,295,503                                          42,770       1,295,503

Yahoo!, Inc.*                             15,060     496,980                                          15,060         496,980

                                                  17,686,030                       17,971,230                     35,657,260

MATERIALS                      6.49%

Allegheny Technologies,
Inc. (a)                                  13,000     900,120         15,000         1,038,600         28,000       1,938,720

BHP Billiton Ltd. (ADR) (a)                7,000     301,490         20,000           861,400         27,000       1,162,890

Commercial Metals Co.                     11,100     285,270         50,000         1,285,000         61,100       1,570,270

Freeport-McMcMoran
 Copper & Gold - Class B
(a)                                        5,000     277,050                                           5,000         277,050

Inco Ltd.                                 15,000     988,500         10,000           659,000         25,000       1,647,500

Nucor Corp.                               12,000     651,000          8,000           434,000         20,000       1,085,000

Phelps Dodge Corp.                         2,000     164,320          8,000           657,280         10,000         821,600

Praxair, Inc.                             16,800     907,200         70,000         3,780,000         86,800       4,687,200

                                                   4,474,950                        8,715,280                     13,190,230


                                      -8-

TRANSPORTATION                 0.14%

Kansas City Southern (a)                                --           10,000           277,000         10,000         277,000


UTILITIES                      0.92%

Dominion Resources, Inc.                  10,000     747,900         15,000         1,121,850         25,000       1,869,750


MONEY MARKET FUND              6.64%

State Street Navigator
Securities Lending Prime
Portfolio (b)                          2,572,631   2,572,631     10,923,190        10,923,190     13,495,821      13,495,821



TOTAL INVESTMENTS
AT MARKET                    106.14%              74,528,424                      141,259,758                    215,788,182


TOTAL INVESTMENTS
AT COST                                           66,336,689                       96,735,389                    163,072,078

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $9,781,208 and $13,343,492, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity.

                             PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is dated as of December 8, 2006 ("Plan"), and has been adopted by the Board of Directors ("Board") of Sentinel Group Funds, Inc., a Maryland corporation ("Corporation"), to provide for the Reorganization (as defined below) of the Sentinel Capital Opportunity Fund ("Capital Opportunity Fund") into the Sentinel Capital Growth Fund ("Capital Growth Fund"). The Capital Opportunity Fund and the Capital Growth Fund are sometimes referred to collectively, as the "Funds" and, individually, as a "Fund." The shares of Capital Growth Fund are designated into two classes: Class A and Class C. Class A shares of the Capital Growth Fund will be issued, as described below, to the Sentinel Capital Opportunity Fund Class A and Class B shareholders. Class C shares of the Capital Growth Fund will be issued, as described below, to the Sentinel Capital Opportunity Fund Class C shareholders. The shares of the Capital Growth Fund are "Capital Growth Fund Shares."

                             PRELIMINARY STATEMENTS

A. Each Fund is a series of the Corporation, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act").

B. The Board has approved this Plan and determined that the Reorganization is advisable and in the best interests of the Corporation and each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of its Reorganization.

C. This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code").

                                   PROVISIONS

1. PLAN OF REORGANIZATION.

(a) As of the Effective Time (as that term is defined in Paragraph 6), the Capital Opportunity Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title to the assets, free and clear of all liens, encumbrances and adverse claims except as provided in this Plan, and assign all liabilities, other than those (if any) for which specific reserves have been set aside, to the Capital Growth Fund. The Capital Growth Fund shall acquire these assets and shall assume these liabilities in exchange for the issuance to the shareholders of the Class A, Class B and Class C shares of the Capital Opportunity Fund that number of full and fractional Class A, Class A and Class C shares, respectively, of the Capital Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the applicable class of shares of the Capital Opportunity Fund issued and outstanding immediately prior to the Effective Time. These transactions are referred to as the "Reorganization."

(b) The assets and liabilities of each class of the Capital Opportunity Fund shall be exclusively assigned to and assumed by the corresponding class of the Capital Growth Fund. All assigned debts, liabilities, obligations and duties of each class of the Capital Opportunity Fund, to the extent that they exist at or after the Effective Time, shall after the Effective Time, attach to the corresponding class of the Capital Growth Fund Shares and may be enforced against such class of the Capital Growth Fund to the same extent as if the same had been incurred by the Capital Growth Fund. If the Capital Opportunity Fund is unable to make delivery of any of its portfolio securities, pursuant to this Paragraph, to the Capital Growth Fund because any of such securities purchased by the Capital Opportunity Fund have not yet been delivered to it by the Capital Opportunity Fund's broker or brokers, then, in lieu of such delivery, the Capital Opportunity Fund shall deliver to the Capital Growth Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of the broker or brokers, together with any other documents as may be required by the Capital Growth Fund, including brokers' confirmation slips.

(c) In determining contingent deferred sales charges applicable to Capital Growth Fund Shares issued in the Reorganization, the Capital Growth Fund shall give each holder thereof credit for the period during which such holder held the shares of the Capital Opportunity Fund, in exchange for which such Capital Growth Fund Shares were issued. In addition, front-end sales charges will not apply to shares of the Capital Growth Fund issued to the Capital Opportunity Fund shareholders in the Reorganization.

2. TRANSFER OF ASSETS. The assets of the Capital Opportunity Fund to be acquired by the Capital Growth Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill, and intangible property, and deferred or prepaid expenses, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Capital Opportunity Fund, and other property owned by the Capital Opportunity Fund as of the Effective Time.

3. VALUATION OF ASSETS AND LIABILITIES. With respect to an Capital Opportunity Fund, the value of its assets and liabilities shall be the value of such assets and liabilities computed as of the time at which its net asset value is calculated at the close of business on the New York Stock Exchange, normally 4:00 p.m., Eastern Time, on the business day immediately prior to the Effective Time. In determining the value of the securities transferred by the Capital Opportunity Fund to the Capital Growth Fund, each security shall be priced in accordance with the pricing policies and procedures of the Capital Growth Fund as described in its then-current Prospectus and Statement of Additional Information.

4. LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND. As of the Effective Time of the Reorganization and the consummation of the transactions described in Paragraph 1 of this Plan, the Corporation shall take such additional steps as are necessary to liquidate and terminate the Capital Opportunity Fund.

5. CONDITIONS OF THE REORGANIZATION. Consummation of the Reorganization is subject to the following conditions:

(a) SHARES TO BE ISSUED UPON THE REORGANIZATION. The issuance of Capital Growth Fund Shares will have been duly authorized and, when issued in accordance with the Plan and the resolutions of the Board authorizing their issuance, will be legally issued, fully paid, and non-assessable. Capital Growth Fund Shares will be duly registered in conformity with applicable federal and state securities laws. No shareholder of the Capital Growth Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the applicable Capital Growth Fund Shares.

(b) MARKETABLE TITLE TO ASSETS. The Capital Opportunity Fund will have, as of the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer, and deliver, the assets to be transferred to the Capital Growth Fund. Upon delivery and payment for these assets, the Capital Growth Fund will have good and marketable title to the assets without restriction on the transfer of the assets.

(c) TAXES. As of the Effective Time, all federal and other tax returns and reports of each Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

(d) OPINION OF COUNSEL. The Corporation shall have received opinions of counsel, with respect to the Reorganization, based upon customary representations and assumptions, in form reasonably satisfactory to the Corporation and dated as of the Effective Time of the Reorganization, to the effect that:

     (1) the Capital Growth Fund Shares to be issued to the Capital Opportunity Fund, as provided for by this Plan, are duly authorized and upon issuance pursuant to the terms of this Plan and the resolutions of the Board authorizing their issuance against payment of the consideration set forth in this Plan, will be legally issued, fully paid, and non-assessable, and no shareholder of the Capital Growth Fund has any option, warrant, or preemptive right to subscription or purchase of such Capital Growth Fund Shares under the Corporation's Charter or the Maryland General Corporation Law;

     (2) the Capital Growth Fund Shares and Capital Opportunity Fund Shares are duly classified as shares of common stock of the Corporation.

     (3) the consummation of the transactions contemplated by this Plan will not violate the Charter or Bylaws or any material agreement known to such counsel to which the Corporation, on behalf of any of the Funds, is a party or by which it is bound;

     (4) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Corporation of the transactions contemplated by this Plan, except such as have been obtained under the Securities Act of 1933, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules, and regulations; and

     (5) each Fund is registered as a series of an investment company under the 1940 Act and such registration with the Securities and Exchange Commission as an investment company or series thereof under the 1940 Act is in full force and effect.

Such opinion or a related document: (a) may state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Form N-14 Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Funds with certain officers of the Corporation and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto, the Form N-14 Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) may state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Funds contained or incorporated by reference in the Form N-14 Registration Statement; and (c) may state that such opinion is solely for the benefit of the Corporation and its Board and officers. In giving such opinion, counsel may rely upon officers' certificates and certificates of public officials.

(e) The Corporation shall have received on or before the Effective Time opinions of counsel satisfactory to the Corporation, based upon customary representations and assumptions, substantially to the effect that the Reorganization qualifies as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code and will have the following federal income tax consequences for the Capital Opportunity Fund's shareholders, the Capital Opportunity Fund, and the Capital Growth Fund:

     (1) No gain or loss will be recognized by the Capital Opportunity Fund upon the transfer of its assets in exchange solely for the Capital Growth Fund Shares and the assumption by the Capital Growth Fund of its liabilities or on the distribution of Capital Growth Fund Shares to Capital Opportunity Fund shareholders;

     (2) No gain or loss will be recognized by the Capital Growth Fund on receipt of the Capital Opportunity Fund's assets and the assumption by the Capital Growth Fund of the Capital Opportunity Fund's liabilities in exchange for Capital Growth Fund Shares;

     (3) No gain or loss will be recognized by the Capital Opportunity Fund's shareholders on the receipt of the Capital Growth Fund Shares;

     (4) The Capital Growth Fund's holding period for the assets acquired from the Capital Opportunity Fund will include the period during which such assets were held by the Capital Opportunity Fund;

     (5) The holding period of Capital Growth Fund Shares, both full and fractional, received by the Capital Opportunity Fund's shareholders will include the holding period of the Capital Opportunity Fund Shares, provided that the Capital Opportunity Fund Shares were held as capital assets on the date of Reorganization;

     (6) The basis of Capital Growth Fund Shares, both full and fractional, received by the Capital Opportunity Fund's shareholders will be the same as the basis of the Capital Opportunity Fund Shares; and

     (7) The tax basis of the assets acquired by the Capital Growth Fund in the Reorganization will be the same as the tax basis of those assets to the Capital Opportunity Fund immediately before the Reorganization.

     (8) The Capital Growth Fund will succeed to and take into account certain tax attributes of the Capital Opportunity Fund, subject to the limitations of the Code. The tax year of the Capital Opportunity Fund will end on the date of its Reorganization.

(f) With respect to the Reorganization, the Board, at a meeting duly called for such purpose, shall have (1) approved this Plan and the transactions contemplated herein, (2) authorized the issuance of the applicable Capital Growth Fund Shares as of the Effective Time pursuant to the terms and provisions of this Plan, and (3) directed the submission of the approval of the Plan and the related transactions to the shareholders of the Capital Opportunity Fund for approval at a special meeting of shareholders of such Fund.

(g) With respect to the Reorganization, the shareholders of the Capital Opportunity Fund, at a special meeting of shareholders of such Fund, shall approve this Plan and the transactions contemplated herein, in accordance with applicable law.

(h) The Corporation will not take any action or cause any action to be taken that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code or results in the failure of the Reorganization to qualify as the Reorganization with the meaning of Section 368(a) of the Code. At or prior to the Effective Time, the Corporation will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to deliver the tax opinions contemplated in this Plan.

6. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of an Capital Opportunity Fund's assets for the Capital Growth Fund Shares shall be as of the close of the New York Stock Exchange on March 30, 2007, or at such other time and date as fixed by the Board or any duly authorized officer of the Corporation ("Effective Time").

7. TERMINATION. The Reorganization may be terminated and abandoned by resolution of the Board, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board, make proceeding with the Reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of an Capital Growth Fund, the Capital Opportunity Fund, the Corporation, or the Corporation's Board or officers.

8. AMENDMENT AND WAIVER. This Plan may be amended, modified, or supplemented at any time (to the fullest extent permitted by law) upon authorization by the Board, with or without shareholder approval; PROVIDED, THAT no amendment may have the effect of changing the provisions for determining the number or value of Capital Growth Fund Shares to be paid to the Capital Opportunity Fund's shareholders under this Plan to the detriment of the Capital Opportunity Fund's shareholders without further shareholder approval. The Board or any duly authorized officer of the Corporation, may waive any condition to the consummation of the Reorganization if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of each Fund.

9. FEES AND EXPENSES. Sentinel Asset Management, Inc. and/or an affiliate shall bear equally the expenses of the Reorganization; except that the Capital Growth Fund shall bear the expenses of qualifying the Capital Growth Fund Shares in the various states.

10. GOVERNING LAW. This Plan shall be governed and construed in accordance with the laws of the State of Maryland.

                                     Part C

Item 15.  Indemnification

         See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

         See the Amended and Restated Bylaws incorporated by reference to Exhibit (b) to this Registration Statement.

         The investment advisory agreements incorporated by reference to Exhibit
         (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

         In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

         The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to
         Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

     1.   (a) Articles of Amendment and Restatement effective January 24, 2006
          (8)
     1.   (b) Articles of Correction effective March 15, 2006 (7)
     1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7)
     1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)
     1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)
     1.   (f) Certificate of Correction effective May 24, 2006 (9)
     1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) (9)
     2.   Amended and Restated By-Laws of the Registrant (8)
     3.   Inapplicable
     4.   Plan of Reorganization dated December 8, 2006
     5.   (a) Form of Share Certificate (5)
     5.   (b) New Form of Share Certificate (5)
     6. (a) Investment Advisory Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 1, 1993, as amended December 19, 2005 (4)
     6. (b) Form of Amendment to Investment Advisory Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 30, 2006 (6)
     6. (c) Investment Advisory Agreement between Registrant, on behalf of the Capital Opportunity Fund, and Sentinel Asset Managemetn, Inc. dated as of January 13, 2000, as amended September 1, 2002, December 31, 2003 and December 19, 2005 (4)
     7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993 (1)
     7.   (b) Form of Dealer Agreement(8)
     8.   None.
     9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (3)
     10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(2)
     10. (b) Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(2)
     10. (c) Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(7)
     10.  (d) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (16)
     11.  Opinion and Consent of Counsel
     12.  Opinion and Consent of Counsel on Tax Matters*
     13. (a) Fee Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated March 17, 2006 (6)
     13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (1)
     14.  Consent of Independent Registered Public Accounting Firm
     15.  Inapplicable
     16.  Power of Attorney (3)
     17.  Form of Proxy Card

------------------
*    To be filed by post-effective amendment.
(1) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on December 30, 2004.
(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on September 29, 2005.
(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on December 19, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on December 23, 2005.
(6) Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on January 23, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on March 17, 2006.
(8) Incorporated by reference to Post Effective Amendment no. 109 to the Registration Statement filed March 30, 2006.
(9) Incorporated by reference to Post Effective Amendment no. 110 to the Registration Statement filed June 1, 2006.

Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Montpelier and State of Vermont, on the 12th day of December , 2006.

                                               SENTINEL GROUP FUNDS, INC.
                                               (Registrant)

                                               By: /S/ CHRISTIAN W. THWAITES
                                                   -----------------------------
                                               Christian W. Thwaites
                                               President & CEO

         As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

SIGNATURE                           TITLE                            DATE
---------                           -----                            ----

/S/ CHRISTIAN W. THWAITES
-------------------------
Christian W. Thwaites         President
                              (Chief Executive Officer)        December 12, 2006

/S/THOMAS P. MALONE
-------------------
Thomas P. Malone              Vice President and Treasurer     December 12, 2006
                              (Principal Financial and
                              Accounting Officer)

/S/ THOMAS H. MACLEAY
---------------------
Thomas H. MacLeay             Chairman                         December 12, 2006



--------------------
John D. Feerick*              Director                         December 12, 2006

--------------------
Richard I. Johannesen, Jr.*   Director                         December 12, 2006

--------------------
Keniston P. Merrill*          Director                         December 12, 2006

--------------------
Deborah G. Miller*            Director                         December 12, 2006

--------------------
John Raisian*                 Director                         December 12, 2006

--------------------
Nancy L. Rose*                Director                         December 12, 2006

--------------------
Richard H. Showalter, Jr.*    Director                         December 12, 2006

--------------------
Susan M. Sterne*              Director                         December 12, 2006

--------------------
Angela E. Vallot*             Director                         December 12, 2006


*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on September 29, 2005.

                                                              /S/ KERRY A. JUNG
                                                              -----------------
                                                              Kerry A. Jung

                                  Exhibit Index

EXHIBIT NUMBER             EXHIBIT

       4.      Plan of Reorganization dated December 8, 2006
      11.      Opinion and Consent of Counsel
      14.      Consent of Independent Registered Public Accounting Firm
      17.      Form of Proxy Card